Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended March 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.10%

ASSET-BACKED SECURITIES 5.70%

Automobiles 1.39%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	$1,250,000	$1,224,757
Credit Acceptance Auto Loan Trust Series 2023-3A Class A†	6.39%		8/15/2033	945,000	958,935
Exeter Automobile Receivables Trust Series 2023-5A Class B	6.58%		4/17/2028	1,815,000	1,840,596
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	420,874
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	470,000	466,239
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%		6/15/2026	1,150,000	1,145,507
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%		12/15/2026	1,385,000	1,377,767
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,740,000	1,721,521
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	1,900,000	1,916,127
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	3,045,185
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	1,310,000	1,314,868
Total					15,432,376

Credit Card 0.12%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	1,298,000	1,254,110

Home Equity 0.13%
Towd Point Mortgage Trust Series 2024-CES1 Class A1A†	5.848%	#(a)	1/25/2064	1,420,421	1,421,984

Other 4.03%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	3,245,000	3,265,560
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	1,725,000	1,751,751
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	835,000	833,632

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AGL CLO 28 Ltd. Series 2023-28A Class D†	10.153% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	$730,000	$734,936
Anchorage Capital CLO 28 Ltd. Series 2024-28A Class C†	7.985% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	750,000	749,844
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.54% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	527,859	526,622
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.175% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	1,410,000	1,410,007
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	41,667	41,613
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.914% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	450,000	450,672
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036	520,000	526,394
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.606% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	450,000	450,777
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†	8.174% (3 mo. USD Term SOFR + 2.80%	)#	10/25/2036	490,000	492,679
Carlyle U.S. CLO Ltd. Series 2023-5A Class D†	10.423% (3 mo. USD Term SOFR + 5.10%	)#	1/27/2036	520,000	525,299
Carlyle U.S. CLO Ltd. Series 2024-1A Class C†	7.744% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2037	760,000	759,757
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037	2,460,000	2,466,297
CIFC Funding Ltd. Series 2023-3A Class D†	9.566% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	760,000	765,602
CIFC Funding Ltd. Series 2024-2A Class C†(b)	6.29% (3 mo. USD Term SOFR + 2.40%	)#	4/22/2037	740,000	741,983
Dryden 113 CLO Ltd. Series 2022-113A Class CR†	8.116% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2035	540,000	540,748

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%	)#	4/18/2037	$600,000	$600,000
Elmwood CLO 27 Ltd. Series 2024-3A Class B†(b)	11.00% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	1,200,000	1,201,715
Elmwood CLO VII Ltd. Series 2020-4A Class CR†	8.017% (3 mo. USD Term SOFR + 2.70%	)#	1/17/2034	470,000	473,213
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.528% (3 mo. USD Term SOFR + 1.21%	)#	4/17/2031	1,150,303	1,149,625
Generate CLO 14 Ltd. Series 2024-14A Class B†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037	1,300,000	1,299,925
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class DR†	10.107% (3 mo. USD Term SOFR + 4.75%	)#	1/20/2034	720,000	722,399
Gracie Point International Funding Series 2023-1A Class A†	7.308% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	1,941,289	1,956,559
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.278% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030	679,855	682,283
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	560,583	556,378	(c)
Hardee’s Funding LLC Series 2024-1A Class A2†(b)	7.253%		3/20/2054	345,000	349,063
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	10.61% (3 mo. USD Term SOFR + 5.25%	)#	1/18/2037	680,000	684,396
Madison Park Funding Ltd. Series 2024-58A Class B†(b)	5.85% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	600,000	600,750	(c)
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.521% (3 mo. USD Term SOFR + 1.21%	)#	4/19/2030	480,084	480,182
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†(b)	7.109% (3 mo. USD Term SOFR + 1.80%	)#	10/18/2030	1,660,000	1,662,372
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.935% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033	930,000	935,621

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
MF1 LLC Series 2022-FL9 Class A†	7.476% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	$2,620,000	$2,623,137
MF1 LLC Series 2024-FL14 Class A†	7.063% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	2,490,000	2,495,453
Oaktree CLO Ltd. Series 2022-2a Class DR†	9.814% (3 mo. USD Term SOFR + 4.50%	)#	7/15/2033	370,000	371,969
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	910,000	917,436
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	8.006% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	1,300,000	1,308,303
Palmer Square CLO Ltd. Series 2023-4A Class C†	8.013% (3 mo. USD Term SOFR + 2.60%	)#	10/20/2033	810,000	813,926
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,457,348	1,376,773
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†	8.072% (3 mo. USD Term SOFR + 2.70%	)#	10/23/2036	490,000	492,686
Sixth Street CLO XXIV Ltd. Series 2024-24A Class B†(b)	8.579% (3 mo. USD Term SOFR + 2.00%	)#	4/23/2037	960,000	960,000
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,278,393	1,045,682
Texas Debt Capital CLO Ltd. Series 2024-1A Class C†	7.679% (3 mo. USD Term SOFR + 2.35%	)#	4/22/2037	460,000	459,964
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.963% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	1,000,000	1,000,011
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†	7.968% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2034	450,000	450,646
Total					44,704,640

Rec Vehicle Loan 0.03%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	358,440	356,940
Total Asset-Backed Securities (cost $63,362,672)					63,170,050

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
COMMON STOCKS 7.64%

Aerospace & Defense 0.10%
Huntington Ingalls Industries, Inc.	3,801	$1,107,877

Automobile Components 0.07%
Chassix Holdings, Inc.	173,592	737,767

Banks 0.21%
First Citizens BancShares, Inc. Class A	1,447	2,365,845

Beverages 0.12%
Celsius Holdings, Inc.*	16,178	1,341,480

Biotechnology 0.10%
Natera, Inc.*	12,219	1,117,550

Broadline Retail 0.16%
Amazon.com, Inc.*	9,714	1,752,211

Building Products 0.10%
Trane Technologies PLC (Ireland)(d)	3,647	1,094,829

Capital Markets 0.51%
ARES Management Corp. Class A	8,347	1,109,984
Coinbase Global, Inc. Class A*	8,649	2,293,023
Tradeweb Markets, Inc. Class A	21,710	2,261,531
Total		5,664,538

Chemicals 0.10%
Sherwin-Williams Co.	3,338	1,159,388

Commercial Services & Supplies 0.11%
Republic Services, Inc.	6,239	1,194,394

Consumer Finance 0.10%
American Express Co.	4,853	1,104,980

Consumer Staples Distribution & Retail 0.20%
Maplebear, Inc.*	29,016	1,082,007
U.S. Foods Holding Corp.*	21,046	1,135,852
Total		2,217,859

Diversified Consumer Services 0.10%
Bright Horizons Family Solutions, Inc.*	10,157	1,151,398

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Electrical Equipment 0.20%
Eaton Corp. PLC	3,515	$1,099,070
Hubbell, Inc.	2,673	1,109,429
Total		2,208,499

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	4,736

Energy Equipment & Services 0.11%
Weatherford International PLC*	10,506	1,212,602

Entertainment 0.36%
Netflix, Inc.*	1,961	1,190,974
Nintendo Co. Ltd.(e)	19,400	1,058,553
Spotify Technology SA (Sweden)*(d)	6,415	1,692,919
Total		3,942,446

Financial Services 0.21%
Fiserv, Inc.*	7,540	1,205,043
PayPal Holdings, Inc.*	17,084	1,144,457
Total		2,349,500

Food Products 0.10%
McCormick & Co., Inc.	14,361	1,103,068

Ground Transportation 0.40%
Canadian Pacific Kansas City Ltd.(e)	12,881	1,135,712
Old Dominion Freight Line, Inc.	7,574	1,661,054
Uber Technologies, Inc.*	20,866	1,606,473
Total		4,403,239

Health Care Equipment & Supplies 0.42%
GE HealthCare Technologies, Inc.	12,856	1,168,739
Glaukos Corp.*	12,658	1,193,523
Intuitive Surgical, Inc.*	5,699	2,274,414
Total		4,636,676

Health Care Providers & Services 0.11%
Universal Health Services, Inc. Class B	6,795	1,239,816

Hotels, Restaurants & Leisure 0.49%
Aristocrat Leisure Ltd.(e)	37,400	1,047,234
Domino’s Pizza, Inc.	2,870	1,426,046
DraftKings, Inc. Class A*	39,666	1,801,233
Dutch Bros, Inc. Class A*	34,657	1,143,681
Total		5,418,194

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Insurance 0.32%
Progressive Corp.	11,597	$2,398,492
Willis Towers Watson PLC (United Kingdom)(d)	4,060	1,116,500
Total		3,514,992

Interactive Media & Services 0.15%
Meta Platforms, Inc. Class A	3,503	1,700,987

Life Sciences Tools & Services 0.10%
Danaher Corp.	4,401	1,099,018

Machinery 0.20%
PACCAR, Inc.	8,908	1,103,612
Xylem, Inc.	8,928	1,153,855
Total		2,257,467

Marine Transportation 0.10%
Kirby Corp.*	11,880	1,132,402

Metals & Mining 0.23%
Southern Copper Corp.	12,625	1,344,815
Teck Resources Ltd. Class B (Canada)(d)	26,141	1,196,735
Total		2,541,550

Miscellaneous Financials 0.04%
Utex Industries	8,205	441,019	(f)

Oil, Gas & Consumable Fuels 0.25%
Frontline PLC (Norway)(d)(g)	45,491	1,063,580
Imperial Oil Ltd.(e)	24,604	1,697,059
Total		2,760,639

Personal Care Products 0.06%
Gibson Brands Private Equity	9,315	675,337

Professional Services 0.20%
Booz Allen Hamilton Holding Corp.	7,525	1,117,011
Leidos Holdings, Inc.	8,491	1,113,085
Total		2,230,096

Real Estate Management & Development 0.11%
CoStar Group, Inc.*	12,367	1,194,652

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments			Shares	Fair Value
Semiconductors & Semiconductor Equipment 0.35%
Advanced Micro Devices, Inc.*			6,148	$1,109,652
Broadcom, Inc.			855	1,133,226
KLA Corp.			2,404	1,679,362
Total				3,922,240

Software 0.17%
AppLovin Corp. Class A*			26,523	1,835,922

Specialty Retail 0.28%
Claire’s Holdings LLC			1,067	69,370
Floor & Decor Holdings, Inc. Class A*			9,441	1,223,742
O’Reilly Automotive, Inc.*			1,587	1,791,533
Total				3,084,645

Textiles, Apparel & Luxury Goods 0.47%
Birkenstock Holding PLC (United Kingdom)*(d)(g)			27,306	1,290,208
Deckers Outdoor Corp.*			1,203	1,132,336
Hermes International SCA(e)			654	1,671,480
Lululemon Athletica, Inc. (Canada)*(d)			2,823	1,102,805
Total				5,196,829

Trading Companies & Distributors 0.22%
SiteOne Landscape Supply, Inc.*			6,189	1,080,290
United Rentals, Inc.			1,914	1,380,204
Total				2,460,494

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			3,684	162,096
Total Common Stocks (cost $76,741,404)				84,739,277

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 69.62%

Advertising 0.19%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	$386,000	338,371
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	1,075,000	1,069,389
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	632,000	658,870
Total				2,066,630

Aerospace/Defense 1.90%
BAE Systems PLC (United Kingdom)†(d)	5.25%	3/26/2031	472,000	474,358
Boeing Co.	5.15%	5/1/2030	1,000,000	967,996

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Boeing Co.	5.805%	5/1/2050	$2,273,000	$2,152,661
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	1,052,000	1,035,983
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	1,418,000	1,440,054
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	1,724,000	1,777,192
HEICO Corp.	5.35%	8/1/2033	680,000	682,588
RTX Corp.	5.15%	2/27/2033	1,105,000	1,107,682
Spirit AeroSystems, Inc.	4.60%	6/15/2028	758,000	711,304
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,074,564
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,385,212
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,682,616
TransDigm, Inc.	5.50%	11/15/2027	3,862,000	3,782,993
Triumph Group, Inc.†	9.00%	3/15/2028	1,670,000	1,762,655
Total				21,037,858

Agriculture 0.75%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,187,053
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	1,175,000	1,199,201
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	1,273,000	1,420,634
Philip Morris International, Inc.	5.125%	2/13/2031	912,000	906,444
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	1,082,000	1,005,264
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,518,000	1,317,719
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	1,306,000	1,289,742
Total				8,326,057

Airlines 2.03%
Air Canada (Canada)†(d)	3.875%	8/15/2026	2,301,000	2,198,492
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	1,442,574	1,409,063
American Airlines Pass-Through Trust	3.00%	4/15/2030	586,190	534,795
American Airlines, Inc.†	7.25%	2/15/2028	2,188,000	2,223,717
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	6,084,975
Azul Secured Finance LLP†	11.93%	8/28/2028	1,237,000	1,268,968
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	633,392	569,842
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%	5/15/2034	476,239	445,340
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,446,135	1,414,883
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	2,367,596	2,224,537
JetBlue Pass-Through Trust	2.95%	11/15/2029	826,912	737,524

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines (continued)
United Airlines Pass-Through Trust	5.80%		7/15/2037		$1,348,000	$1,375,832
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029		1,396,800	1,393,616
United Airlines, Inc.†	4.625%		4/15/2029		696,000	648,056
Total						22,529,640

Auto Manufacturers 0.40%
Allison Transmission, Inc.†	3.75%		1/30/2031		2,429,000	2,121,625
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.00%		3/31/2029		1,097,000	1,118,024
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%		1/15/2028		1,189,000	1,171,244
Total						4,410,893

Auto Parts & Equipment 0.44%
Adient Global Holdings Ltd.†	7.00%		4/15/2028		771,000	788,518
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		1,057,000	1,072,256
Tenneco, Inc.†	8.00%		11/17/2028		1,221,000	1,115,277
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,104,619
ZF North America Capital, Inc.†	7.125%		4/14/2030		759,000	800,469
Total						4,881,139

Banks 5.47%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		1,600,000	1,302,027
Akbank TAS (Turkey)†(d)	9.369% (5 yr. CMT + 5.27%	)#	–	(h)	1,291,000	1,290,613
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%	)#	10/26/2031		2,645,000	–	(f)(i)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		2,525,000	2,714,730
Banco de Credito e Inversiones SA (Chile)†(d)	8.75% (5 yr. CMT + 4.94%	)#	–	(h)	277,000	285,829
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		1,201,000	1,099,142
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026		1,466,000	1,475,650
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	1,823,536
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,149,516
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		2,198,000	2,278,658

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		$1,110,000	$1,172,839
BNP Paribas SA (France)†(d)	5.894% (SOFR + 1.87%	)#	12/5/2034		1,174,000	1,228,118
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,569,000	2,622,849
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,086,963
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		1,084,000	1,046,418
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026		1,187,000	1,191,550
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,243,407
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		2,717,000	2,796,420
Fifth Third Bancorp	6.339% (SOFR + 2.34%	)#	7/27/2029		846,000	872,443
First Republic Bank	4.375%		8/1/2046		1,248,000	56,160
First Republic Bank	4.625%		2/13/2047		500,000	23,750
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,613,556
Freedom Mortgage Corp.†	12.00%		10/1/2028		275,000	300,040
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	802,730
KeyBank NA	3.90%		4/13/2029		1,946,000	1,748,707
KeyBank NA	5.85%		11/15/2027		859,000	852,340
Lloyds Banking Group PLC (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%	)#	3/6/2029		1,102,000	1,120,230
Lloyds Banking Group PLC (United Kingdom)(d)	6.912% (SOFR + 1.56%	)#	8/7/2027		1,605,000	1,629,501
Macquarie Bank Ltd. (United Kingdom)(d)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(h)	501,000	481,300
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	8.20% (5 yr. CMT + 3.29%	)#	–	(h)	677,000	732,178
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		1,874,000	1,925,760
Norinchukin Bank (Japan)†(d)	5.43%		3/9/2028		885,000	897,221
Standard Chartered PLC (United Kingdom)†(d)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		934,000	962,452
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		2,010,000	2,151,645
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	669,000	671,521

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
SVB Financial Group(j)	4.25% (5 yr. CMT + 3.07%	)	–	(h)	$3,922,000	$77,602
TC Ziraat Bankasi AS (Turkey)†(d)	8.00%		1/16/2029		1,498,000	1,521,255
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035		569,000	571,722
Turkiye Garanti Bankasi AS (Turkey)†(d)	8.375% (5 yr. CMT + 4.09%	)#	2/28/2034		524,000	524,362
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030		1,088,000	1,093,088
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		3,550,000	3,358,433
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	1,209,000	1,312,944
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	802,000	907,092
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,339,120
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,490,748
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		1,995,000	1,722,204
Yapi ve Kredi Bankasi AS (Turkey)†(d)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034		1,024,000	1,054,843
Total						60,623,212

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,299,389
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	889,778
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		1,196,000	1,140,873
Total						3,330,040

Building Materials 1.22%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	1,140,628
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,153,000	1,034,840
Builders FirstSource, Inc.†	6.375%		6/15/2032		1,079,000	1,095,909
Carrier Global Corp.	5.90%		3/15/2034		388,000	407,965
Carrier Global Corp.	6.20%		3/15/2054		413,000	455,109
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030		2,783,000	2,813,176
Griffon Corp.	5.75%		3/1/2028		819,000	802,666
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		1,800,000	1,658,370
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,190,000	1,164,513
St. Mary’s Cement, Inc. (Canada)†(d)	5.75%		4/2/2034		414,000	411,102
Standard Industries, Inc.†	4.375%		7/15/2030		768,000	690,617
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%		1/15/2031		808,000	840,435
Vulcan Materials Co.	4.50%		6/15/2047		1,186,000	1,038,057
Total						13,553,387

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals 1.30%
Cabot Corp.	5.00%	6/30/2032	$1,611,000	$1,574,176
Celanese U.S. Holdings LLC	6.165%	7/15/2027	2,351,000	2,395,551
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,152,870
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	1,111,000	1,108,302
OCP SA (Malaysia)†(d)	3.75%	6/23/2031	2,235,000	1,910,757
Olin Corp.	5.00%	2/1/2030	1,347,000	1,279,503
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028	1,160,000	1,237,101
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,141,000	1,064,143
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,341,000	1,243,027
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029	1,575,000	1,405,514
Total				14,370,944

Coal 0.36%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,812,000	1,642,484
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	1,670,000	1,541,198
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	855,914
Total				4,039,596

Commercial Services 1.37%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%	7/30/2027	825,000	757,852
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.20%	8/4/2027	407,000	376,316
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,195,000	1,211,786
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	276,000	276,050
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(d)	4.625%	6/1/2028	1,262,000	1,153,860
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	872,684
Ashtead Capital, Inc.†	5.55%	5/30/2033	902,000	887,667
Ashtead Capital, Inc.†	5.80%	4/15/2034	486,000	485,729
Brink’s Co.†	4.625%	10/15/2027	762,000	724,051
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,260,281
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	717,000	735,871
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,627,826
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,132,005
Hertz Corp.	Zero Coupon	10/15/2024	987,000	39,480

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Hertz Corp.†	Zero Coupon	1/15/2028	$1,887,000	$188,700
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	679,363
NESCO Holdings II, Inc.†	5.50%	4/15/2029	1,166,000	1,104,455
Wand NewCo 3, Inc.†	7.625%	1/30/2032	1,657,000	1,715,106
Total				15,229,082

Computers 1.28%
Booz Allen Hamilton, Inc.	5.95%	8/4/2033	954,000	988,112
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	5,172,000	4,592,568
Fortinet, Inc.	2.20%	3/15/2031	1,119,000	934,944
McAfee Corp.†	7.375%	2/15/2030	1,302,000	1,195,420
NCR Atleos Corp.†	9.50%	4/1/2029	2,085,000	2,232,272
NCR Voyix Corp.†	5.125%	4/15/2029	1,170,000	1,086,472
NetApp, Inc.	2.70%	6/22/2030	518,000	449,029
Seagate HDD Cayman (Cayman Islands)†(d)	8.25%	12/15/2029	1,034,000	1,112,071
Seagate HDD Cayman (Cayman Islands)†(d)	8.50%	7/15/2031	448,000	484,596
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,145,498
Total				14,220,982

Distribution/Wholesale 0.67%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,137,525
Ferguson Finance PLC (United Kingdom)†(d)	3.25%	6/2/2030	1,457,000	1,304,383
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,190,000	1,090,883
LKQ Corp.	6.25%	6/15/2033	1,344,000	1,400,581
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,138,625
Windsor Holdings III LLC†	8.50%	6/15/2030	1,263,000	1,325,846
Total				7,397,843

Diversified Financial Services 2.25%
AG Issuer LLC†	6.25%	3/1/2028	1,220,000	1,195,671
Aircastle Ltd.†	6.50%	7/18/2028	1,132,000	1,155,546
Ally Financial, Inc.	6.70%	2/14/2033	2,277,000	2,302,641
Apollo Global Management, Inc.	6.375%	11/15/2033	1,000,000	1,076,197
ARES Management Corp.	6.375%	11/10/2028	1,162,000	1,218,862
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	1,562,000	1,508,135
Azul Secured Finance LLP†	11.50%	5/28/2029	1,953,666	1,679,561
Coinbase Global, Inc.†	3.375%	10/1/2028	2,129,000	1,826,422
Coinbase Global, Inc.†	3.625%	10/1/2031	642,000	519,130
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	1,048,000	1,073,516
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%	9/15/2024	1,356,447	1,287,641

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
ILFC E-Capital Trust I†	7.145% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		$752,000	$589,256
ILFC E-Capital Trust II†	7.395% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		394,000	316,397
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	829,762
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	990,824
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031		799,000	813,850
Navient Corp.	5.50%		3/15/2029		1,390,000	1,295,760
Navient Corp.	6.75%		6/15/2026		1,077,000	1,086,629
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,118,349
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,223,849
Synchrony Financial	7.25%		2/2/2033		1,830,000	1,818,764
Total						24,926,762

Electric 3.39%
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028		1,217,000	1,170,294
Calpine Corp.†	4.50%		2/15/2028		1,198,000	1,137,205
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,533,848
Calpine Corp.†	5.125%		3/15/2028		1,328,000	1,275,662
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,044,536
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,019,675
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,433,400
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,179,243
Constellation Energy Generation LLC	6.50%		10/1/2053		768,000	845,591
ITC Holdings Corp.†	4.95%		9/22/2027		1,129,000	1,122,292
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		1,441,190	1,371,405
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		1,774,000	1,661,696
NRG Energy, Inc.†	7.00%		3/15/2033		826,000	882,189
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	2,111,000	2,266,471
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		88,414	88,039
Pacific Gas & Electric Co.	6.15%		1/15/2033		3,075,000	3,172,808
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,352,261
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		1,173,000	1,094,527
PG&E Corp.	5.25%		7/1/2030		1,133,000	1,077,811
Pike Corp.†	5.50%		9/1/2028		1,283,000	1,229,377
Pike Corp.†	8.625%		1/31/2031		792,000	842,622
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	915,004
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,323,724

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)		$1,135,000	$1,124,945
Vistra Operations Co. LLC†	4.375%		5/1/2029			3,748,000	3,475,988
Total							37,640,613

Electronics 0.21%
Imola Merger Corp.†	4.75%		5/15/2029			886,000	831,543
Trimble, Inc.	6.10%		3/15/2033			1,426,000	1,490,557
Total							2,322,100

Energy-Alternate Sources 0.43%
TerraForm Power Operating LLC†	4.75%		1/15/2030			1,484,000	1,361,503
TerraForm Power Operating LLC†	5.00%		1/31/2028			1,000,000	953,163
Topaz Solar Farms LLC†	5.75%		9/30/2039			2,484,735	2,483,344
Total							4,798,010

Engineering & Construction 1.00%
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	5.125%		8/11/2061			2,690,000	1,973,643
Brand Industrial Services, Inc.†	10.375%		8/1/2030			2,015,000	2,184,085
Fluor Corp.	4.25%		9/15/2028			1,340,000	1,253,335
Heathrow Finance PLC	6.625%		3/1/2031		GBP	863,000	1,079,409
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$1,087,000	1,101,301
Jacobs Engineering Group, Inc.	6.35%		8/18/2028			845,000	873,833
MasTec, Inc.†	4.50%		8/15/2028			1,146,000	1,090,643
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%		12/7/2028			1,080,000	1,115,883
TopBuild Corp.†	4.125%		2/15/2032			451,000	399,578
Total							11,071,710

Entertainment 1.75%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			1,307,604	976,117
Boyne USA, Inc.†	4.75%		5/15/2029			1,174,000	1,089,011
Caesars Entertainment, Inc.†	4.625%		10/15/2029			1,956,000	1,785,184
Caesars Entertainment, Inc.†	7.00%		2/15/2030			1,549,000	1,590,993
Churchill Downs, Inc.†	4.75%		1/15/2028			1,787,000	1,702,384
Churchill Downs, Inc.†	5.50%		4/1/2027			1,631,000	1,602,030
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%		6/15/2026			1,360,000	1,348,287
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029			1,984,000	1,838,714
Mohegan Tribal Gaming Authority†	8.00%		2/1/2026			1,980,000	1,939,143
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029			2,000,000	1,826,903
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029			2,394,000	2,256,463
WMG Acquisition Corp.†	3.75%		12/1/2029			1,613,000	1,446,594
Total							19,401,823

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Environmental Control 0.25%
Madison IAQ LLC†	4.125%	6/30/2028		$1,677,000	$1,552,540
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,256,608
Total					2,809,148

Food 1.21%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		2,486,000	2,233,670
Bellis Acquisition Co. PLC	3.25%	2/16/2026	GBP	1,350,000	1,613,243
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$827,000	772,151
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		710,000	720,650
J M Smucker Co.	6.20%	11/15/2033		710,000	757,771
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,134,533
McCormick & Co., Inc.	4.95%	4/15/2033		934,000	924,229
Post Holdings, Inc.†	4.50%	9/15/2031		1,190,000	1,071,597
Post Holdings, Inc.†	4.625%	4/15/2030		1,174,000	1,078,628
Smithfield Foods, Inc.†	5.20%	4/1/2029		2,021,000	1,947,702
U.S. Foods, Inc.†	4.75%	2/15/2029		1,241,000	1,179,514
Total					13,433,688

Gas 0.21%
Brooklyn Union Gas Co.†	3.407%	3/10/2026		1,368,000	1,312,570
Southwest Gas Corp.	4.05%	3/15/2032		1,055,000	969,022
Total					2,281,592

Hand/Machine Tools 0.29%
Regal Rexnord Corp.†	6.40%	4/15/2033		3,145,000	3,264,909

Health Care-Products 0.77%
Bausch & Lomb Corp. (Canada)†(d)	8.375%	10/1/2028		1,066,000	1,104,280
Boston Scientific Corp.	6.50%	11/15/2035		701,000	780,400
GE HealthCare Technologies, Inc.	6.377%	11/22/2052		699,000	789,761
Medline Borrower LP†	3.875%	4/1/2029		2,370,000	2,158,742
Medline Borrower LP†	5.25%	10/1/2029		1,293,000	1,223,092
Solventum Corp.†	5.45%	3/13/2031		1,417,000	1,413,814
Solventum Corp.†	5.60%	3/23/2034		1,012,000	1,015,762
Total					8,485,851

Health Care-Services 3.40%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029		3,691,000	3,530,548
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		1,304,000	1,191,385
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		5,153,000	3,981,475
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		1,116,000	910,971

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	$808,000	$605,703
DaVita, Inc.†	4.625%	6/1/2030	3,318,000	2,972,742
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,133,234
HCA, Inc.	5.50%	6/1/2033	1,121,000	1,125,428
HCA, Inc.	7.69%	6/15/2025	420,000	425,194
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	1,187,000	1,178,161
IQVIA, Inc.	6.25%	2/1/2029	745,000	774,163
LifePoint Health, Inc.†	9.875%	8/15/2030	1,137,000	1,190,771
LifePoint Health, Inc.†	11.00%	10/15/2030	1,312,000	1,403,894
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,975,000	1,757,552
Molina Healthcare, Inc.†	3.875%	5/15/2032	2,065,000	1,799,627
Montefiore Obligated Group	5.246%	11/1/2048	2,454,000	1,859,847
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	591,000	592,248
Star Parent, Inc.†	9.00%	10/1/2030	1,879,000	1,990,906
Surgery Center Holdings, Inc.†(b)	7.25%	4/15/2032	1,175,000	1,185,593
Tenet Healthcare Corp.	4.375%	1/15/2030	1,319,000	1,220,209
Tenet Healthcare Corp.	6.125%	10/1/2028	3,345,000	3,335,805
Tenet Healthcare Corp.	6.125%	6/15/2030	1,286,000	1,284,657
Tenet Healthcare Corp.†	6.75%	5/15/2031	1,270,000	1,294,740
Total				37,744,853

Holding Companies-Diversified 0.20%
Benteler International AG (Austria)†(d)	10.50%	5/15/2028	1,000,000	1,082,408
Stena International SA (Luxembourg)†(d)	7.25%	1/15/2031	1,175,000	1,173,588
Total				2,255,996

Home Builders 0.20%
PulteGroup, Inc.	6.375%	5/15/2033	1,017,000	1,080,426
Toll Brothers Finance Corp.	4.35%	2/15/2028	1,144,000	1,106,378
Total				2,186,804

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%	3/15/2029	828,000	777,454

Insurance 2.45%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,486,000	1,465,261
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	2,130,000	2,147,217
Arch Capital Finance LLC	4.011%	12/15/2026	1,011,000	980,916
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%	2/15/2031	952,000	948,674

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032	$1,131,000	$1,117,889
Arthur J Gallagher & Co.	6.75%		2/15/2054	704,000	799,837
Athene Holding Ltd.	5.875%		1/15/2034	1,812,000	1,816,780
AXIS Specialty Finance PLC (United Kingdom)(d)	5.15%		4/1/2045	1,595,000	1,419,680
Brown & Brown, Inc.	2.375%		3/15/2031	1,581,000	1,311,734
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031	1,222,000	1,227,880
HUB International Ltd.†	7.25%		6/15/2030	1,572,000	1,616,656
HUB International Ltd.†	7.375%		1/31/2032	909,000	915,689
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030	540,000	563,358
Old Republic International Corp.	5.75%		3/28/2034	720,000	723,783
Panther Escrow Issuer LLC†(b)	7.125%		6/1/2031	1,376,000	1,400,094
PartnerRe Finance B LLC	3.70%		7/2/2029	1,041,000	995,385
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033	2,242,000	2,262,231
Selective Insurance Group, Inc.	5.375%		3/1/2049	721,000	690,130
Swiss RE Subordinated Finance PLC (United Kingdom)†(b)(d)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	1,200,000	1,201,134
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,196,844
Willis North America, Inc.	5.90%		3/5/2054	2,364,000	2,395,108
Total					27,196,280

Internet 0.45%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	2,756,000	2,842,102
Gen Digital, Inc.†	6.75%		9/30/2027	1,126,000	1,143,194
Tencent Holdings Ltd. (China)†(d)	3.595%		1/19/2028	1,078,000	1,024,076
Total					5,009,372

Investment Companies 0.26%
ARES Capital Corp.	7.00%		1/15/2027	1,746,000	1,796,910
Blackstone Private Credit Fund†	6.25%		1/25/2031	1,114,000	1,119,872
Total					2,916,782

Iron-Steel 0.48%
ArcelorMittal SA (Luxembourg)(d)	6.55%		11/29/2027	1,037,000	1,076,660
Commercial Metals Co.	4.375%		3/15/2032	791,000	713,469
Mineral Resources Ltd. (Australia)†(d)	8.50%		5/1/2030	1,340,000	1,381,670
Steel Dynamics, Inc.	3.45%		4/15/2030	948,000	870,122
U.S. Steel Corp.	6.875%		3/1/2029	1,240,000	1,253,011
Total					5,294,932

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time 1.51%
Carnival Corp.†	4.00%	8/1/2028	$2,100,000	$1,957,557
Carnival Corp.†	5.75%	3/1/2027	2,494,000	2,469,959
Carnival Corp.†	6.00%	5/1/2029	1,528,000	1,508,648
NCL Corp. Ltd.†	5.875%	3/15/2026	1,728,000	1,706,937
NCL Corp. Ltd.†	5.875%	2/15/2027	1,378,000	1,362,377
NCL Corp. Ltd.†	8.375%	2/1/2028	621,000	656,424
Polaris, Inc.	6.95%	3/15/2029	2,322,000	2,471,819
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	2,000,000	1,983,660
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	1,088,000	1,097,351
Viking Cruises Ltd.†	5.875%	9/15/2027	1,354,000	1,329,378
Viking Ocean Cruises Ship VII Ltd.†	5.625%	2/15/2029	241,000	234,750
Total				16,778,860

Lodging 1.53%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,306,000	1,253,592
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,164,186
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	1,343,000	1,349,409
Las Vegas Sands Corp.	3.50%	8/18/2026	965,000	914,056
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,096,370
MGM China Holdings Ltd. (Macau)†(d)	5.875%	5/15/2026	1,150,000	1,136,499
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	2,826,000	2,458,022
Sands China Ltd. (Macau)(d)	4.625%	6/18/2030	2,240,000	2,055,890
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	1,442,000	1,415,089
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	1,278,000	1,125,490
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,861,000	1,823,879
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	1,193,000	1,142,901
Total				16,935,383

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	857,978

Machinery-Diversified 0.68%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	582,000	602,584
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	1,086,000	896,634
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	1,794,000	1,809,230
SPX FLOW, Inc.†	8.75%	4/1/2030	874,000	883,495
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	2,389,000	2,310,700
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,061,950
Total				7,564,593

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 2.89%
AMC Networks, Inc.	4.25%	2/15/2029	$1,450,000	$1,028,727
AMC Networks, Inc.†(b)	10.25%	1/15/2029	874,000	880,892
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,626,504
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	2,373,000	2,174,042
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,629,000	1,546,561
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	2,658,000	2,608,316
CSC Holdings LLC†	4.125%	12/1/2030	471,000	337,161
CSC Holdings LLC†	5.375%	2/1/2028	820,000	706,006
CSC Holdings LLC†	6.50%	2/1/2029	875,000	742,136
CSC Holdings LLC†	11.75%	1/31/2029	1,326,000	1,328,897
DISH DBS Corp.	5.875%	11/15/2024	1,722,000	1,651,345
DISH Network Corp.†	11.75%	11/15/2027	5,254,000	5,369,120
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	942,142
Gray Television, Inc.†	5.375%	11/15/2031	1,552,000	1,019,159
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	1,108,000	1,040,953
News Corp.†	3.875%	5/15/2029	1,198,000	1,096,514
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,167,526
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,561,515
Univision Communications, Inc.†	4.50%	5/1/2029	2,508,000	2,243,492
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,312,000	1,987,334
Total				32,058,342

Metal Fabricate-Hardware 0.23%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,566,317

Mining 1.84%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	517,000	527,290
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	1,100,000	1,116,628
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	1,406,000	1,368,503
First Quantum Minerals Ltd. (Canada)†(d)	9.375%	3/1/2029	360,000	373,379
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	2,270,000	2,030,347
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	2,271,000	2,247,936
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	1,729,000	1,720,179
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,761,858
Glencore Funding LLC†	2.50%	9/1/2030	1,162,000	987,260
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,196,954
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,353,342

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Kinross Gold Corp. (Canada)†(d)	6.25%		7/15/2033		$1,800,000	$1,868,528
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		15,172	–	(f)
Novelis Corp.†	4.75%		1/30/2030		2,071,000	1,912,481
WE Soda Investments Holding PLC (United Kingdom)†(d)	9.50%		10/6/2028		1,815,000	1,889,295
Total						20,353,980

Oil & Gas 9.43%
Antero Resources Corp.†	5.375%		3/1/2030		4,893,000	4,703,446
Apache Corp.	4.25%		1/15/2030		1,155,000	1,070,359
Apache Corp.	4.75%		4/15/2043		2,325,000	1,834,683
Apache Corp.	5.10%		9/1/2040		2,569,000	2,206,391
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		1,680,000	1,755,723
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		2,415,000	2,521,919
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	473,000	491,016
Callon Petroleum Co.†	8.00%		8/1/2028		1,951,000	2,046,080
Cenovus Energy, Inc. (Canada)(d)	3.75%		2/15/2052		798,000	587,256
Cenovus Energy, Inc. (Canada)(d)	5.40%		6/15/2047		3,346,000	3,164,268
Chesapeake Energy Corp.†	6.75%		4/15/2029		958,000	969,040
CITGO Petroleum Corp.†	7.00%		6/15/2025		1,160,000	1,159,279
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,499,455
Civitas Resources, Inc.†	8.625%		11/1/2030		999,000	1,073,388
Civitas Resources, Inc.†	8.75%		7/1/2031		1,345,000	1,440,912
Comstock Resources, Inc.†	6.75%		3/1/2029		1,713,000	1,635,132
Continental Resources, Inc.	4.375%		1/15/2028		1,131,000	1,093,361
Continental Resources, Inc.†	5.75%		1/15/2031		2,222,000	2,210,193
Cosan Luxembourg SA (Luxembourg)†(d)	7.25%		6/27/2031		1,202,000	1,228,367
Crescent Energy Finance LLC†	7.625%		4/1/2032		891,000	898,503
Crescent Energy Finance LLC†	9.25%		2/15/2028		1,039,000	1,097,944
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%		10/1/2030		1,058,000	1,117,389
Ecopetrol SA (Colombia)(d)	5.875%		5/28/2045		3,051,000	2,280,337
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		1,734,000	1,754,106
Helmerich & Payne, Inc.	2.90%		9/29/2031		1,462,000	1,228,589
Kosmos Energy Ltd.†	7.75%		5/1/2027		2,079,000	2,054,254
Marathon Oil Corp.	5.70%		4/1/2034		1,482,000	1,482,542
Matador Resources Co.†(b)	6.50%		4/15/2032		1,172,000	1,174,886
Matador Resources Co.†	6.875%		4/15/2028		2,168,000	2,219,653
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%		6/30/2031		2,125,880	1,925,989
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029		3,062,000	3,011,472

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Murphy Oil Corp.	6.375%	7/15/2028	$727,000	$732,374
Nabors Industries, Inc.†	7.375%	5/15/2027	1,124,000	1,122,841
Noble Finance II LLC†	8.00%	4/15/2030	1,002,000	1,044,425
Occidental Petroleum Corp.	6.125%	1/1/2031	1,899,000	1,968,446
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	887,689
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,128,237
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,162,635
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,031,574
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,529,401
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,294,095
Permian Resources Operating LLC†	6.875%	4/1/2027	731,000	731,732
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	1,589,000	1,408,830
Petroleos Mexicanos (Mexico)(d)	10.00%	2/7/2033	2,153,000	2,145,614
Phillips 66 Co.	4.95%	12/1/2027	1,119,000	1,120,163
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,295,000	1,293,798
Raizen Fuels Finance SA (Luxembourg)†(d)	6.45%	3/5/2034	816,000	837,716
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,466,448
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,291,000	1,209,300
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,138,248
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,387,104
Southwestern Energy Co.	5.375%	2/1/2029	1,546,000	1,502,911
Southwestern Energy Co.	5.375%	3/15/2030	1,659,000	1,598,266
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	1,408,000	1,560,842
Talos Production, Inc.†	9.00%	2/1/2029	859,000	912,879
Transocean, Inc.†	8.75%	2/15/2030	2,718,000	2,835,787
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	1,670,000	1,632,038
Viper Energy, Inc.†	5.375%	11/1/2027	1,751,000	1,715,155
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	815,737
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,938,377
Vital Energy, Inc.†	7.875%	4/15/2032	1,370,000	1,392,814
Vital Energy, Inc.	9.75%	10/15/2030	1,161,000	1,270,613
Vital Energy, Inc.	10.125%	1/15/2028	3,500,000	3,675,101
YPF SA (Argentina)(d)	9.50%	1/17/2031	1,076,000	1,100,513
Total				104,527,635

Oil & Gas Services 0.67%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,083,000	1,103,851
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,936,513
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	1,271,000	1,274,818

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	$887,000	$898,612
Weatherford International Ltd.†	8.625%	4/30/2030	2,101,000	2,195,112
Total				7,408,906

Packaging & Containers 0.83%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	1,189,000	1,077,138
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	5.25%	8/15/2027	635,000	400,732
LABL, Inc.†	6.75%	7/15/2026	989,000	977,888
LABL, Inc.†	10.50%	7/15/2027	383,000	380,174
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,904,000	1,941,130
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	1,124,000	1,116,317
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	1,087,000	1,108,470
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,105,663
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026	1,115,000	1,100,352
Total				9,207,864

Pharmaceuticals 0.52%
BellRing Brands, Inc.†	7.00%	3/15/2030	1,506,000	1,553,035
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%	4/30/2031	1,249,000	1,111,407
Owens & Minor, Inc.†	4.50%	3/31/2029	526,000	482,144
Owens & Minor, Inc.†	6.625%	4/1/2030	611,000	606,942
Perrigo Finance Unlimited Co. (Ireland)(d)	4.65%	6/15/2030	1,197,000	1,101,370
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	979,000	916,042
Total				5,770,940

Pipelines 3.26%
AI Candelaria Spain SA (Spain)†(d)	5.75%	6/15/2033	1,646,000	1,337,143
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	1,012,000	822,107
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	251,000	203,902
AI Candelaria Spain SA (Spain)†(d)	7.50%	12/15/2028	1,072,498	1,051,168
Boardwalk Pipelines LP	5.625%	8/1/2034	1,659,000	1,660,381
Cheniere Energy Partners LP	3.25%	1/31/2032	1,350,000	1,151,043
Colonial Enterprises, Inc.†	3.25%	5/15/2030	1,241,000	1,120,844
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	651,000	668,181
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	2,373,000	2,244,659
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	1,626,000	1,661,510

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.30%	4/15/2032	$1,293,000	$1,175,865
EnLink Midstream LLC†	6.50%	9/1/2030	1,587,000	1,634,151
EQM Midstream Partners LP†	6.375%	4/1/2029	1,037,000	1,045,430
EQM Midstream Partners LP†	6.50%	7/1/2027	1,536,000	1,550,952
Hess Midstream Operations LP†	5.125%	6/15/2028	918,000	889,052
Kinder Morgan, Inc.	5.20%	6/1/2033	1,059,000	1,043,482
NGPL PipeCo LLC†	3.25%	7/15/2031	1,530,000	1,308,076
NGPL PipeCo LLC†	4.875%	8/15/2027	852,000	831,579
ONEOK, Inc.	3.95%	3/1/2050	913,000	673,946
ONEOK, Inc.	4.45%	9/1/2049	1,063,000	865,190
ONEOK, Inc.	6.05%	9/1/2033	1,596,000	1,665,326
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,125,000	1,088,841
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	1,293,000	1,150,711
Venture Global LNG, Inc.†	8.125%	6/1/2028	659,000	672,715
Venture Global LNG, Inc.†	8.375%	6/1/2031	1,186,000	1,223,826
Venture Global LNG, Inc.†	9.50%	2/1/2029	1,243,000	1,340,561
Western Midstream Operating LP	4.05%	2/1/2030	3,702,000	3,456,378
Western Midstream Operating LP	6.35%	1/15/2029	1,053,000	1,092,906
Williams Cos., Inc.	5.65%	3/15/2033	1,485,000	1,524,193
Total				36,154,118

Real Estate 0.31%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	1,104,000	1,091,048
Hunt Cos., Inc.†	5.25%	4/15/2029	1,866,000	1,708,643
Newmark Group, Inc.†	7.50%	1/12/2029	610,000	627,893
Total				3,427,584

REITS 1.29%
Brixmor Operating Partnership LP	5.50%	2/15/2034	1,187,000	1,172,667
EPR Properties	3.60%	11/15/2031	330,000	276,035
EPR Properties	3.75%	8/15/2029	233,000	206,000
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,162,077
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,141,262
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,001,529
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,095,000	1,005,932
Kite Realty Group LP	5.50%	3/1/2034	474,000	471,186
Rayonier LP	2.75%	5/17/2031	2,532,000	2,091,860
Regency Centers LP	5.25%	1/15/2034	711,000	708,561
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	1,147,000	1,188,680

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		$1,101,000	$1,085,062
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,789,839
Total					14,300,690

Retail 2.41%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		1,294,000	1,153,888
Advance Auto Parts, Inc.	3.50%	3/15/2032		1,465,000	1,256,982
Advance Auto Parts, Inc.	3.90%	4/15/2030		1,262,000	1,145,209
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034		830,000	828,199
Bath & Body Works, Inc.	5.25%	2/1/2028		1,060,000	1,038,902
Carvana Co.†	13.00%	6/1/2030		1,187,000	1,158,684
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		2,222,000	1,612,469
Gap, Inc.†	3.875%	10/1/2031		2,669,000	2,260,445
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029		1,510,000	1,476,954
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032		766,000	741,913
LBM Acquisition LLC†	6.25%	1/15/2029		1,247,000	1,170,394
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,423,812
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		1,118,000	1,095,835
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		985,000	923,152
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		1,697,000	1,653,442
SRS Distribution, Inc.†	4.625%	7/1/2028		1,478,000	1,490,313
Staples, Inc.†	7.50%	4/15/2026		1,169,000	1,142,039
Staples, Inc.†	10.75%	4/15/2027		1,302,000	1,238,800
Stonegate Pub Co. Financing 2019 PLC	8.25%	7/31/2025	GBP	1,515,000	1,855,987
Tiffany & Co.	4.90%	10/1/2044		$1,466,000	1,388,465
White Cap Buyer LLC†	6.875%	10/15/2028		686,000	673,658
Total					26,729,542

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(j)	6.875%	6/15/2011		1,250,000	–	(f)(i)

Semiconductors 0.82%
Entegris, Inc.†	4.75%	4/15/2029		1,024,000	982,488
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,147,721
Micron Technology, Inc.	5.30%	1/15/2031		665,000	669,090
ON Semiconductor Corp.†	3.875%	9/1/2028		1,171,000	1,077,032
Qorvo, Inc.†	3.375%	4/1/2031		1,324,000	1,139,850

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors (continued)
Qorvo, Inc.	4.375%	10/15/2029	$1,083,000	$1,016,085
SK Hynix, Inc. (South Korea)†(d)	5.50%	1/16/2029	1,398,000	1,395,183
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033	1,564,000	1,667,598
Total				9,095,047

Shipbuilding 0.17%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	2,060,000	1,933,172

Software 1.81%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,929,000	1,766,296
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,910,000	2,763,893
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,442,000	3,304,568
Constellation Software, Inc. (Canada)†(d)	5.461%	2/16/2034	712,000	716,993
Intuit, Inc.	5.50%	9/15/2053	1,062,000	1,103,235
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,223,153
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	3,076,783
MSCI, Inc.†	4.00%	11/15/2029	1,449,000	1,340,957
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,699,923
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	773,308
Twilio, Inc.	3.625%	3/15/2029	757,000	681,582
Twilio, Inc.	3.875%	3/15/2031	719,000	628,334
Workday, Inc.	3.80%	4/1/2032	1,079,000	983,061
Total				20,062,086

Telecommunications 1.92%
Altice France SA (France)†(d)	5.50%	10/15/2029	1,383,000	940,147
Altice France SA (France)†(d)	8.125%	2/1/2027	2,251,000	1,761,494
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	1,264,000	1,239,927
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,327,361
Frontier Communications Holdings LLC†	6.00%	1/15/2030	61,000	51,736
Frontier Communications Holdings LLC†	6.75%	5/1/2029	3,016,000	2,691,131
Frontier Communications Holdings LLC†	8.75%	5/15/2030	2,295,000	2,350,327
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,834,000	1,527,864
Level 3 Financing, Inc.†	11.00%	11/15/2029	734,326	764,617
Lumen Technologies, Inc.†	4.125%	4/15/2029	372,762	236,704
Lumen Technologies, Inc.†	4.125%	4/15/2030	372,761	232,976
Sprint Capital Corp.	6.875%	11/15/2028	2,527,000	2,694,874
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%	1/31/2031	3,935,000	3,335,313
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031	1,253,000	1,081,162
Total				21,235,633

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.31%
Central Japan Railway Co. (Japan)†(d)	4.25%		11/24/2045	$1,524,000	$1,308,173
Rand Parent LLC†	8.50%		2/15/2030	1,099,000	1,089,906
XPO, Inc.†	7.125%		2/1/2032	961,000	989,971
Total					3,388,050

Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,770,000	1,716,898
Total Corporate Bonds (cost $780,406,659)					771,909,600

FLOATING RATE LOANS(k) 4.14%

Aerospace/Defense 0.18%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(d)	12.072% (3 mo. USD Term SOFR + 6.50%	)	12/6/2024	656,228	655,407
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	1,570,535	1,335,936
Bleriot U.S. Bidco, Inc. 2023 Term Loan B	–	(l)	10/31/2028	1,832	1,839
Total					1,993,182

Automotive 0.10%
DexKo Global, Inc. 2021 USD Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	1,142,987	1,133,700

Beverages 0.10%
Triton Water Holdings, Inc. Term Loan	8.562% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	1,104,162	1,093,954

Building Materials 0.33%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	334,515	306,187
CP Atlas Buyer, Inc. 2021 Term Loan B	9.18% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	891,371	882,341
MI Windows and Doors LLC 2024 Term Loan B2	–	(l)	3/21/2031	480,000	482,851
Quikrete Holdings, Inc. 2024 Term Loan B	–	(l)	3/25/2031	1,007,000	1,008,682
Quikrete Holdings, Inc. 2024 Term Loan B1	–	(l)	3/19/2029	1,007,000	1,008,662
Total					3,688,723

Chemicals 0.10%
Iris Holding, Inc. Term Loan	10.163% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	1,122,453	1,075,680

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Construction & Engineering 0.10%
Brand Industrial Services, Inc. 2023 Term Loan B	10.806% (3 mo. USD Term SOFR + 5.50%	)	8/1/2030		$1,065,469	$1,071,366

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025		1,212,006	888,013

Diversified Capital Goods 0.11%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.452% (3 mo. EURIBOR + 3.50%	)	3/16/2029	EUR	1,162,111	1,241,206

Diversified Financial Services 0.15%
Jane Street Group LLC 2024 Term Loan B	7.942% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028		$1,695,619	1,698,374

Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.059% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027		353	356

Electric: Generation 0.02%
Astoria Energy LLC 2020 Term Loan B	8.942% (3 mo. USD Term SOFR + 3.50%	)	12/10/2027		25,475	25,555
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.064% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	78,919
Frontera Generation Holdings LLC 2021 Term Loan	18.564% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026		133,293	156,453
Total						260,927

Entertainment 0.15%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(d)	9.071% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029		1,700,000	1,699,363

Gas Distribution 0.10%
Freeport LNG Investments LLLP Term Loan B	9.079% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028		1,139,961	1,133,680

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products 0.20%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.677% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027	$2,260,940	$2,240,026

Health Care Services 0.06%
Pacific Dental Services LLC 2024 Term Loan B	–	(l)	3/7/2031	652,022	652,974

Healthcare 0.20%
Athenahealth Group, Inc. 2022 Term Loan B	8.58% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	1,069,490	1,062,057
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.829% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	1,138,955	1,143,682
Total					2,205,739

Information Technology 0.26%
Cloud Software Group, Inc. 2022 USD Term Loan B	9.909% (2 mo. USD Term SOFR + 4.50% (3 mo. USD Term SOFR + 4.50%	) )	3/30/2029	1,171,888	1,167,886
McAfee LLC 2022 USD Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	1,655,787	1,656,598
Total					2,824,484

Machinery: Diversified 0.21%
LSF12 Badger Bidco LLC Term Loan B	11.33% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	1,143,146	1,149,582
SPX Flow, Inc. 2022 Term Loan	9.927% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029	1,147,400	1,153,556
Total					2,303,138

Manufacturing 0.02%
II-VI, Inc. 2022 Term Loan B	8.195% (1 mo. USD Term SOFR + 2.75%	)	7/2/2029	211,643	212,331

Media 0.34%
Cengage Learning, Inc. 2024 Term Loan B	9.579% (3 mo. USD Term SOFR + 4.25%	)	3/15/2031	1,053,000	1,053,163
Sinclair Television Group, Inc. 2021 Term Loan B3	8.445% (1 mo. USD Term SOFR + 3.00%	)	4/1/2028	1,225,426	988,514

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Sinclair Television Group, Inc. 2022 Term Loan B4	9.18% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	$66,256	$53,198
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.79% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031	1,703,000	1,680,052
Total					3,774,927

Metal Fabricate/Hardware 0.19%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.327% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	1,107,838	1,115,338
Tank Holding Corp. 2022 Term Loan	11.177% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	1,032,313	1,022,155
Total					2,137,493

Oil & Gas 0.10%
Parkway Generation LLC Term Loan B	10.324% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,008,728	1,007,719
Parkway Generation LLC Term Loan C	10.324% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	134,002	133,868
Total					1,141,587

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(l)	5/16/2024	77,716	9,753	(m)

Real Estate 0.03%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.33% (1 mo. USD Term SOFR + 4.00%	)	1/31/2030	260,632	261,609

Retail 0.29%
IRB Holding Corp. 2024 Term Loan B	8.177% (1 mo. USD Term SOFR + 2.75%	)	12/15/2027	1,492,000	1,494,104
Restoration Hardware, Inc. Term Loan B	7.942% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	1,787,900	1,747,252
Total					3,241,356

Semiconductors 0.13%
MKS Instruments, Inc. 2023 USD Term Loan B	7.823% (1 mo. USD Term SOFR + 2.50%	)	8/17/2029	1,389,747	1,392,499

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Service 0.10%
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.327% (1 mo. USD Term SOFR + 3.00%	)	7/2/2029		$1,135,065	$1,136,416

Software 0.34%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.809% (3 mo. USD Term SOFR + 3.50%	)	2/24/2031		1,144,399	1,152,575
Banff Merger Sub, Inc. 2023 USD Term Loan	9.58% (1 mo. USD Term SOFR + 4.25%	)	12/29/2028		1,090,807	1,099,102
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.063% (3 mo. USD Term SOFR + 4.75%	)	10/28/2030		1,463,000	1,472,649
Total						3,724,326

Utilities 0.15%
Calpine Corp. 2024 Term Loan B10	–	(l)	1/31/2031		278,127	276,750
Calpine Corp. Term Loan B9	–	(l)	1/31/2031		1,373,873	1,367,718
Total						1,644,468
Total Floating Rate Loans (cost $45,963,308)						45,881,650

FOREIGN GOVERNMENT OBLIGATIONS 5.13%

Angola 0.25%
Angola Government International Bonds(d)	9.375%		5/8/2048		3,148,000	2,724,345

Argentina 0.27%
Argentina Republic Government International Bonds(d)	0.75%	(n)	7/9/2030		5,764,869	3,034,051

Benin 0.06%
Benin Government International Bonds†(d)	7.96%		2/13/2038		635,000	619,522

Brazil 0.19%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	11,000,000	2,145,531

Colombia 0.15%
Colombia Government International Bonds(d)	8.00%		4/20/2033		$1,575,000	1,665,532

Costa Rica 0.25%
Costa Rica Government International Bonds†(d)	7.158%		3/12/2045		2,596,000	2,724,443

Dominican Republic 0.43%
Dominican Republic International Bonds†(d)	6.00%		2/22/2033		4,891,000	4,761,308

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Ecuador 0.20%
Ecuador Government International Bonds†(d)	6.00%	(n)	7/31/2030		$3,304,551	$2,249,202

Egypt 0.12%
Egypt Government International Bonds(d)	8.50%		1/31/2047		239,000	190,211
Egypt Government International Bonds(d)	8.50%		1/31/2047		1,419,000	1,129,325
Total						1,319,536

El Salvador 0.33%
El Salvador Government International Bonds(d)	8.625%		2/28/2029		4,234,000	3,693,162

Gabon 0.12%
Gabon Government International Bonds(d)	6.95%		6/16/2025		444,000	436,341
Gabon Government International Bonds(d)	6.95%		6/16/2025		954,000	937,543
Total						1,373,884

Kenya 0.20%
Republic of Kenya Government International Bonds(d)	7.00%		5/22/2027		1,067,000	1,042,451
Republic of Kenya Government International Bonds†(d)	9.75%		2/16/2031		1,141,000	1,171,664
Total						2,214,115

Mexico 0.34%
Mexico Bonos	7.50%		5/26/2033	MXN	70,000,000	3,751,860

Montenegro 0.08%
Montenegro Government International Bonds†(d)	7.25%		3/12/2031		$923,000	940,403

Nigeria 0.35%
Nigeria Government International Bonds(d)	7.143%		2/23/2030		3,077,000	2,802,144
Nigeria Government International Bonds(d)	7.625%		11/28/2047		1,421,000	1,107,513
Total						3,909,657

Panama 0.19%
Panama Government International Bonds(d)	6.40%		2/14/2035		785,000	743,261
Panama Government International Bonds(d)	7.50%		3/1/2031		451,000	468,608
Panama Government International Bonds(d)	9.375%		4/1/2029		793,000	889,184
Total						2,101,053

Paraguay 0.06%
Paraguay Government International Bonds†	7.90%		2/9/2031	PYG	4,329,000,000	608,601

Senegal 0.34%
Senegal Government International Bonds†(d)	6.25%		5/23/2033		$4,458,000	3,810,935

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Serbia 0.20%
Serbia International Bonds†(d)	6.25%	5/26/2028		$2,144,000	$2,192,279

Sri Lanka 0.13%
Sri Lanka Government International Bonds†(d)(j)	5.875%	7/25/2022		2,340,000	1,389,068

Turkey 0.63%
Istanbul Metropolitan Municipality†(d)	10.50%	12/6/2028		1,074,000	1,151,919
Turkiye Government International Bonds(d)	5.125%	2/17/2028		4,668,000	4,440,267
Turkiye Government International Bonds(d)	9.375%	3/14/2029		1,300,000	1,416,220
Total					7,008,406

Uruguay 0.21%
Uruguay Government International Bonds	9.75%	7/20/2033	UYU	82,483,888	2,312,031

Venezuela 0.03%
Venezuela Government International Bonds(b)(d)(j)	11.75%	10/21/2026		$1,826,400	338,849
Venezuela Government International Bonds(d)(j)	12.75%	8/23/2022		237,800	41,603
Total					380,452
Total Foreign Government Obligations (cost $54,543,842)					56,929,376

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.47%
Government National Mortgage Association(o)	2.50%	TBA		1,732,000	1,476,463
Government National Mortgage Association(o)	3.00%	TBA		7,324,000	6,463,922
Government National Mortgage Association(o)	3.50%	TBA		3,025,000	2,754,742
Government National Mortgage Association(o)	4.00%	TBA		5,624,000	5,264,337
Government National Mortgage Association(o)	4.50%	TBA		4,107,000	3,946,766
Government National Mortgage Association(o)	5.00%	TBA		5,567,000	5,473,181
Government National Mortgage Association(o)	5.50%	TBA		5,471,000	5,464,392
Government National Mortgage Association(o)	6.00%	TBA		5,386,000	5,429,498
Government National Mortgage Association(o)	6.50%	TBA		10,799,000	10,972,036
Government National Mortgage Association(o)	7.00%	TBA		5,324,000	5,436,260
Uniform Mortgage-Backed Security(o)	2.50%	TBA		1,481,000	1,225,228
Uniform Mortgage-Backed Security(o)	4.00%	TBA		1,525,000	1,412,986
Uniform Mortgage-Backed Security(o)	4.50%	TBA		3,697,000	3,521,606
Uniform Mortgage-Backed Security(o)	5.50%	TBA		13,085,000	13,070,382
Uniform Mortgage-Backed Security(o)	6.00%	TBA		15,087,000	15,270,893
Uniform Mortgage-Backed Security(o)	6.50%	TBA		7,063,000	7,213,983
Uniform Mortgage-Backed Security(o)	7.00%	TBA		10,333,000	10,641,458
Total Government Sponsored Enterprises Pass-Throughs (cost $104,863,893)					105,038,133

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
INVESTMENTS IN AFFILIATED UNDERLYING FUNDS 0.07%
Lord Abbett Private Credit Fund 1, LP(p)(q) (cost $746,854)				$746,854	(r)	$746,854

MUNICIPAL BONDS 0.40%

Government 0.10%
Foothill-Eastern Transportation Corridor Agency CA	4.094%		1/15/2049	1,292,000		1,089,973

Miscellaneous 0.21%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,210,000		1,382,721
New York City Industrial Development Agency NY†	11.00%		3/1/2029	820,000		926,118
Total						2,308,839

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(j)	7.00%		7/1/2045	1,415,000		1,063,094	(c)
Total Municipal Bonds (cost $5,236,009)						4,461,906

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.78%
Bank Series 2024-5YR5 Class A3	5.702%		2/15/2029	1,150,000		1,179,535
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.396% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	970,000		689,327
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	1,210,000		1,247,063
Benchmark Mortgage Trust Series 2024-V6 Class A3(b)	5.926%		3/15/2029	2,500,000		2,583,285
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.872% (1 mo. USD Term SOFR + 1.55%	)#	7/15/2035	2,770,000		2,767,787
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.668% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,920,000		2,925,109
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	450,000		472,858
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	1,449,000		1,254,973
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.14% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	2,770,000		2,751,233
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.767% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,850,000		1,855,068

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.692% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	$1,420,000	$1,422,821
BX Trust Series 2021-ARIA Class A†	6.339% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	500,000	495,416
BX Trust Series 2022-PSB Class A†	7.776% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	1,784,051	1,797,420
CF Trust Series 2019-BOSS Class A1†	8.623% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	1,340,000	1,314,089
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(s)	1/25/2055	2,010,388	2,030,776
CIM Trust Series 2018-INV1 Class B1†	4.711%	#(s)	8/25/2048	435,017	409,382
CIM Trust Series 2020-J1 Class A2†	2.50%	#(s)	7/25/2050	437,563	357,749
CIM Trust Series 2021-J1 Class A1†	2.50%	#(s)	3/25/2051	447,213	360,454
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(s)	5/25/2051	2,084,650	1,690,612
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(s)	11/27/2051	3,001,292	2,520,060
CSMC Trust Series 2021-BPNY Class A†	9.155% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	1,960,000	1,763,256
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.32% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	380,000	404,723
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.42% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	1,129,730	1,151,117
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.57% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,200,000	2,311,488
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.17% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	1,048,528	1,044,192
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.72% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	800,000	815,630

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.62% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	$1,407,796	$1,438,581
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.87% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	1,570,000	1,650,380
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.67% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	1,350,000	1,415,772
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.32% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	1,100,000	1,160,534
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03 Class 1M2†	8.82% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	650,000	682,306
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.22% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	900,000	960,999
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.02% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	500,000	518,399
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.12% (30 day USD SOFR Average + 1.80%	)#	1/25/2044	500,000	503,380
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.535% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	904,658	942,883
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.52% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	573,978	575,097
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.87% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	977,063	1,003,473

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	$2,281,445	$2,344,243
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(s)	9/25/2051	523,584	422,009
Great Wolf Trust Series 2024-WOLF Class A†	6.842% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,370,000	1,374,351
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(s)	6/25/2051	952,577	767,778
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(s)	10/25/2051	321,968	259,507
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.417% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	2,090,000	2,100,166
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(s)	11/25/2051	733,585	639,783
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ4 Class A34†	2.50%	#(s)	9/25/2052	1,324,690	1,056,155
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(s)	11/25/2051	1,103,227	889,202
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(s)	1/25/2052	707,252	570,046
Hilton Orlando Trust Series 2018-ORL Class A†	6.392% (1 mo. USD Term SOFR + 1.07%	)#	12/15/2034	747,000	746,682
HPLY Trust Series 2019-HIT Class A†	6.436% (1 mo. USD Term SOFR + 1.11%	)#	11/15/2036	1,041,979	1,039,614
JP Morgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(s)	1/25/2051	449,508	382,228
JP Morgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(s)	2/25/2052	558,922	450,491
JP Morgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(s)	11/25/2051	360,886	290,875
JP Morgan Mortgage Trust Series 2021-INV5 Class A2†	3.00%	#(s)	12/25/2051	407,484	342,147
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(s)	5/25/2052	1,977,089	1,660,079
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(s)	10/25/2052	882,239	740,779

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.141% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	$2,110,000	$1,299,195	(c)
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.621% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	1,830,000	1,816,040
NRTH Mortgage Trust Series 2024-PARK Class A†	6.941% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2041	1,770,000	1,775,266
SHOW Trust Series 2022-BIZ Class A†	8.302% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	3,597,474
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.326% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	745,906
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(s)	3/15/2040	1,350,000	1,359,093
Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,442,461)					75,136,336

	Dividend Rate			Shares

PREFERRED STOCKS 0.15%

Automobiles 0.05%
Dr Ing hc F Porsche AG†(e)	2.31%			5,945	591,862	(c)

Transportation Infrastructure 0.10%
ACBL Holdings Corp.	Zero Coupon			16,904	1,098,760
Total Preferred Stocks (cost $1,019,592)					1,690,622
Total Long-Term Investments (cost $1,209,326,694)					1,209,703,804

				Principal Amount‡

SHORT-TERM INVESTMENTS 0.52%

REPURCHASE AGREEMENTS 0.39%
Repurchase Agreement dated 3/28/2024, 2.800%% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $4,318,600 of U.S. Treasury Inflation Indexed Bond at 2.125% due 2/15/2054; value: $4,383,477; proceeds: $4,298,766 (cost $4,297,429)				$4,297,429	4,297,429

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.12%
Fidelity Government Portfolio(t) (cost $1,317,407)	1,317,407	$1,317,407

TIME DEPOSITS 0.01%
CitiBank N.A.(t) (cost $146,379)	146,379	146,379
Total Short-Term Investments (cost $5,761,215)		5,761,215
Total Investments in Securities 109.62% (cost $1,215,087,909)		1,215,465,019
Other Assets and Liabilities – Net(u) (9.62)%		(106,691,688)
Net Assets 100.00%		$1,108,773,331

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PYG	Paraguay Guarani.
UYU	Uruguayan Peso.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $662,084,864, which represents 59.71% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Amount is less than $1.
(j)	Defaulted (non-income producing security).
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(l)	Interest Rate to be determined.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee.
(n)	Step Bond – Security with a predetermined schedule of interest rate changes.
(o)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(p)	Affiliated issuers (See Note 5).

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

(q)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2024, the value of restricted securities (excluding 144A) issues amounted to $746,854 or 0.07% of net assets.
(r)	Principal amount represents partnership interest.
(s)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(t)	Security was purchased with the cash collateral from loaned securities.
(u)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$33,753	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	68,022
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$101,775

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$(88,463)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(62,802)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(181,321)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(332,586)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $27,420, which includes upfront payment of $6,333. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	1,970,000	$1,293,612	$1,285,115	$8,497
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	505,000	330,515	329,433	1,082
British pound	Sell	Morgan Stanley	5/17/2024	709,000	904,760	895,081	9,679
British pound	Sell	State Street Bank and Trust	5/17/2024	152,000	194,593	191,893	2,700
Canadian dollar	Sell	Bank of America	5/9/2024	1,083,000	803,476	799,964	3,512
Canadian dollar	Sell	Morgan Stanley	5/9/2024	738,000	548,797	545,128	3,669
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	749,000	556,175	553,253	2,922
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	450,000	333,800	332,395	1,405
Euro	Sell	Morgan Stanley	5/22/2024	2,964,000	3,214,226	3,203,943	10,283
Euro	Sell	State Street Bank and Trust	5/22/2024	553,000	597,768	597,767	1
Japanese yen	Sell	Morgan Stanley	5/16/2024	182,000,000	1,225,254	1,210,440	14,814
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$58,564

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	5/10/2024	780,000	$512,250	$508,827	$(3,423)
Australian dollar	Buy	State Street Bank and Trust	5/10/2024	889,000	581,541	579,932	(1,609)
British pound	Buy	Morgan Stanley	5/17/2024	217,000	274,780	273,953	(827)
British pound	Buy	Morgan Stanley	5/17/2024	124,000	157,415	156,544	(871)
Euro	Buy	Morgan Stanley	5/22/2024	182,000	197,280	196,733	(547)
Euro	Buy	Morgan Stanley	5/22/2024	202,000	221,341	218,352	(2,989)
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	400,000	260,905	260,937	(32)
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	439,000	286,170	286,378	(208)
British pound	Sell	Morgan Stanley	5/17/2024	3,138,000	3,961,259	3,961,584	(325)
Canadian dollar	Sell	Morgan Stanley	5/9/2024	256,000	188,572	189,096	(524)
Canadian dollar	Sell	Morgan Stanley	5/9/2024	433,000	318,991	319,838	(847)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(12,202)

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2024	186	Long	$19,883,538	$19,904,906	$21,368

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2024	155	Long	$17,282,471	$17,173,516	$(108,955)
U.S. 2-Year Treasury Note	June 2024	372	Long	76,279,683	76,068,188	(211,495)
U.S. Long Bond	June 2024	267	Short	(31,498,928)	(32,156,812)	(657,884)
U.S. Ultra Treasury Bond	June 2024	105	Short	(13,225,541)	(13,545,000)	(319,459)
Total Unrealized Depreciation on Futures Contracts						$(1,297,793)

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$43,547,512	$1,157,128		$44,704,640
Remaining Industries	–	18,465,410	–		18,465,410
Common Stocks
Automobile Components	–	737,767	–		737,767
Electric-Generation	–	4,736	–		4,736
Entertainment	2,883,893	1,058,553	–		3,942,446
Hotels, Restaurants & Leisure	4,370,960	1,047,234	–		5,418,194
Miscellaneous Financials	–	–	441,019		441,019
Personal Care Products	–	675,337	–		675,337
Specialty Retail	3,015,275	69,370	–		3,084,645
Textiles, Apparel & Luxury Goods	3,525,349	1,671,480	–		5,196,829
Transportation Infrastructure	–	162,096	–		162,096
Remaining Industries	65,076,208	–	–		65,076,208
Corporate Bonds
Banks	–	60,623,212	–	(3)	60,623,212
Mining	–	20,353,980	–	(4)	20,353,980
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	690,932,408	–		690,932,408
Floating Rate Loans
Personal & Household Products	–	–	9,753		9,753
Remaining Industries	–	45,871,897	–		45,871,897
Foreign Government Obligations	–	56,929,376	–		56,929,376
Government Sponsored Enterprises Pass-Throughs	–	105,038,133	–		105,038,133
Investments in Affiliated Underlying Funds	746,854	–	–		746,854
Municipal Bonds
Tax Revenue	–	–	1,063,094		1,063,094
Remaining Industries	–	3,398,812	–		3,398,812
Non-Agency Commercial Mortgage-Backed Securities	–	73,837,141	1,299,195		75,136,336
Preferred Stocks	–	1,098,760	591,862		1,690,622
Short-Term Investments
Repurchase Agreements	–	4,297,429	–		4,297,429
Money Market Funds	1,317,407	–	–		1,317,407
Time Deposits	–	146,379	–		146,379
Total	$80,935,946	$1,129,967,022	$4,562,051		$1,215,465,019

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$101,775	$–	$101,775
Liabilities	–	(332,586)	–	(332,586)
Forward Foreign Currency Exchange Contracts
Assets	–	58,564	–	58,564
Liabilities	–	(12,202)	–	(12,202)
Futures Contracts
Assets	21,368	–	–	21,368
Liabilities	(1,297,793)	–	–	(1,297,793)
Total	$(1,276,425)	$(184,449)	$–	$(1,460,874)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.28%

COMMON STOCKS 97.28%

Aerospace & Defense 3.16%
AeroVironment, Inc.*	9,800	$1,502,144
Axon Enterprise, Inc.*	2,649	828,819
Total		2,330,963

Biotechnology 17.32%
Arcellx, Inc.*	19,742	1,373,056
Blueprint Medicines Corp.*	15,689	1,488,259
Bridgebio Pharma, Inc.*	32,290	998,407
Crinetics Pharmaceuticals, Inc.*	13,889	650,144
Cytokinetics, Inc.*	4,401	308,554
Immunovant, Inc.*	13,822	446,589
Janux Therapeutics, Inc.*(a)	7,388	278,158
Krystal Biotech, Inc.*	7,859	1,398,352
Madrigal Pharmaceuticals, Inc.*(a)	2,145	572,801
Natera, Inc.*	14,906	1,363,303
Nuvalent, Inc. Class A*	9,846	739,336
SpringWorks Therapeutics, Inc.*	26,369	1,297,882
Vaxcyte, Inc.*	8,426	575,580
Viking Therapeutics, Inc.*	7,633	625,906
Xenon Pharmaceuticals, Inc. (Canada)*(b)	15,429	664,218
Total		12,780,545

Building Products 4.51%
AAON, Inc.	12,943	1,140,278
AZEK Co., Inc.*	11,557	580,393
Trex Co., Inc.*	16,137	1,609,666
Total		3,330,337

Capital Markets 3.51%
Evercore, Inc. Class A	5,006	964,106
Hamilton Lane, Inc. Class A	6,280	708,133
Piper Sandler Cos.	4,619	916,825
Total		2,589,064

Commercial Services & Supplies 2.05%
MSA Safety, Inc.	3,970	768,552
Tetra Tech, Inc.	4,034	745,120
Total		1,513,672

Construction & Engineering 4.56%
Comfort Systems USA, Inc.	4,829	1,534,221
EMCOR Group, Inc.	3,113	1,090,173
Sterling Infrastructure, Inc.*	6,704	739,518
Total		3,363,912

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Diversified Consumer Services 3.10%
Bright Horizons Family Solutions, Inc.*	8,026	$909,828
Duolingo, Inc.*	6,235	1,375,316
Total		2,285,144

Electrical Equipment 1.82%
NEXTracker, Inc. Class A*	9,084	511,157
nVent Electric PLC (United Kingdom)(b)	11,074	834,979
Total		1,346,136

Financial Services 3.63%
AvidXchange Holdings, Inc.*	79,118	1,040,402
Remitly Global, Inc.*	42,032	871,743
StoneCo Ltd. Class A (Brazil)*(b)	45,957	763,346
Total		2,675,491

Food Products 1.57%
Freshpet, Inc.*	10,030	1,162,076

Ground Transportation 5.04%
Lyft, Inc. Class A*	72,753	1,407,771
Saia, Inc.*	2,570	1,503,450
XPO, Inc.*	6,610	806,618
Total		3,717,839

Health Care Equipment & Supplies 5.23%
Glaukos Corp.*	15,311	1,443,674
iRhythm Technologies, Inc.*	5,298	614,568
RxSight, Inc.*	27,701	1,428,818
TransMedics Group, Inc.*	4,993	369,182
Total		3,856,242

Hotels, Restaurants & Leisure 6.62%
Cava Group, Inc.*	26,311	1,843,085
MakeMyTrip Ltd. (India)*(b)	12,063	857,076
Shake Shack, Inc. Class A*	5,559	578,303
Wingstop, Inc.	4,385	1,606,664
Total		4,885,128

Information Technology Services 0.54%
Globant SA (Uruguay)*(b)	1,230	248,337
Wix.com Ltd. (Israel)*(b)	1,076	147,929
Total		396,266

Life Sciences Tools & Services 0.85%
Quanterix Corp.*	26,723	629,594

Machinery 1.32%
Crane Co.	7,209	974,152

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Personal Care Products 2.83%
BellRing Brands, Inc.*	9,670	$570,820
elf Beauty, Inc.*	4,946	969,564
Oddity Tech Ltd. Class A (Israel)*(b)	12,673	550,642
Total		2,091,026

Pharmaceuticals 0.98%
Intra-Cellular Therapies, Inc.*	10,408	720,234

Professional Services 2.46%
Parsons Corp.*	11,707	971,096
Verra Mobility Corp.*	33,739	842,463
Total		1,813,559

Semiconductors & Semiconductor Equipment 6.09%
Astera Labs, Inc.*	9,909	735,149
Camtek Ltd. (Israel)*(b)	14,711	1,232,341
Credo Technology Group Holding Ltd.*	26,333	557,996
Onto Innovation, Inc.*	6,651	1,204,363
Rambus, Inc.*	12,388	765,702
Total		4,495,551

Software 17.60%
Agilysys, Inc.*	12,334	1,039,263
Appfolio, Inc. Class A*	5,718	1,410,859
CyberArk Software Ltd. (Israel)*(b)	5,482	1,456,184
Descartes Systems Group, Inc. (Canada)*(b)	9,373	857,911
DoubleVerify Holdings, Inc.*	11,113	390,733
Freshworks, Inc. Class A*	28,835	525,085
Gitlab, Inc. Class A*	16,734	975,927
Guidewire Software, Inc.*	6,697	781,607
JFrog Ltd. (Israel)*(b)	28,610	1,265,134
Monday.com Ltd. (Israel)*(b)	3,640	822,167
Samsara, Inc. Class A*	21,116	797,974
SentinelOne, Inc. Class A*	40,792	950,861
SPS Commerce, Inc.*	4,969	918,768
Varonis Systems, Inc.*	16,841	794,390
Total		12,986,863

Technology Hardware, Storage & Peripherals 1.56%
Super Micro Computer, Inc.*	1,139	1,150,424

Textiles, Apparel & Luxury Goods 0.93%
Deckers Outdoor Corp.*	726	683,355
Total Common Stocks (cost $54,284,399)		71,777,573

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.31%

REPURCHASE AGREEMENTS 2.42%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $1,838,900 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $1,816,886; proceeds: $1,781,777 (cost $1,781,223)	$1,781,223	$1,781,223

	Shares

MONEY MARKET FUNDS 0.80%
Fidelity Government Portfolio(c) (cost $592,546)	592,546	592,546

TIME DEPOSITS 0.09%
CitiBank N.A.(c) (cost $65,838)	65,838	65,838
Total Short-Term Investments (cost $2,439,607)		2,439,607
Total Investments in Securities 100.59% (cost $56,724,006)		74,217,180
Other Assets and Liabilities – Net (0.59)%		(435,759)
Net Assets 100.00%		$73,781,421

*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$71,777,573	$–	$–	$71,777,573
Short-Term Investments
Repurchase Agreements	–	1,781,223	–	1,781,223
Money Market Funds	592,546	–	–	592,546
Time Deposits	–	65,838	–	65,838
Total	$72,370,119	$1,847,061	$–	$74,217,180

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.10%

COMMON STOCKS 99.10%

Aerospace & Defense 1.39%
Northrop Grumman Corp.	5,485	$2,625,450

Banks 2.37%
Bank of America Corp.	118,658	4,499,511

Beverages 2.13%
Coca-Cola Co.	50,202	3,071,358
Pernod Ricard SA(a)	5,998	970,981
Total		4,042,339

Biotechnology 2.76%
AbbVie, Inc.	28,714	5,228,819

Capital Markets 7.68%
Ameriprise Financial, Inc.	6,151	2,696,845
Charles Schwab Corp.	48,104	3,479,843
Evercore, Inc. Class A	6,424	1,237,198
Morgan Stanley	35,825	3,373,282
S&P Global, Inc.	8,858	3,768,636
Total		14,555,804

Chemicals 1.25%
Sherwin-Williams Co.	6,819	2,368,443

Construction Materials 2.21%
CRH PLC (Ireland)(b)	48,457	4,179,901

Consumer Staples Distribution & Retail 3.39%
Costco Wholesale Corp.	3,358	2,460,172
Walmart, Inc.	65,860	3,962,796
Total		6,422,968

Electric: Utilities 1.71%
NextEra Energy, Inc.	50,796	3,246,372

Electrical Equipment 1.51%
Eaton Corp. PLC	9,132	2,855,394

Financial Services 4.24%
Jack Henry & Associates, Inc.	7,984	1,387,060
Mastercard, Inc. Class A	13,813	6,651,927
Total		8,038,987

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Ground Transportation 3.88%
Old Dominion Freight Line, Inc.	14,406	$3,159,380
Union Pacific Corp.	17,047	4,192,368
Total		7,351,748

Health Care Equipment & Supplies 1.93%
Abbott Laboratories	32,132	3,652,123

Health Care Providers & Services 2.91%
UnitedHealth Group, Inc.	11,148	5,514,916

Hotels, Restaurants & Leisure 1.95%
McDonald’s Corp.	9,227	2,601,553
Starbucks Corp.	11,919	1,089,277
Total		3,690,830

Industrial Conglomerates 0.75%
Honeywell International, Inc.	6,936	1,423,614

Information Technology Services 2.14%
Accenture PLC Class A (Ireland)(b)	11,682	4,049,098

Insurance 3.82%
Allstate Corp.	9,238	1,598,266
Arthur J Gallagher & Co.	9,514	2,378,881
Chubb Ltd. (Switzerland)(b)	12,603	3,265,815
Total		7,242,962

Life Sciences Tools & Services 2.47%
Danaher Corp.	11,189	2,794,117
West Pharmaceutical Services, Inc.	4,773	1,888,724
Total		4,682,841

Machinery 2.20%
Parker-Hannifin Corp.	7,493	4,164,534

Media 1.86%
Comcast Corp. Class A	81,434	3,530,164

Metals & Mining 1.20%
Reliance, Inc.	6,815	2,277,437

Multi-Utilities 1.12%
CMS Energy Corp.	35,043	2,114,495

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 4.34%
Exxon Mobil Corp.	63,482	$7,379,148
Marathon Petroleum Corp.	4,184	843,076
Total		8,222,224

Pharmaceuticals 3.69%
Eli Lilly & Co.	6,206	4,828,020
Zoetis, Inc.	12,776	2,161,827
Total		6,989,847

Semiconductors & Semiconductor Equipment 11.85%
Analog Devices, Inc.	6,234	1,233,023
Broadcom, Inc.	2,806	3,719,100
Lam Research Corp.	4,876	4,737,375
NVIDIA Corp.	11,212	10,130,715
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,401	2,639,506
Total		22,459,719

Software 13.29%
Intuit, Inc.	2,531	1,645,150
Microsoft Corp.	40,919	17,215,442
Oracle Corp.	20,687	2,598,494
Roper Technologies, Inc.	6,651	3,730,147
Total		25,189,233

Specialty Retail 4.44%
Home Depot, Inc.	5,706	2,188,822
Lowe’s Cos., Inc.	9,997	2,546,536
TJX Cos., Inc.	36,272	3,678,706
Total		8,414,064

Technology Hardware, Storage & Peripherals 2.60%
Apple, Inc.	28,742	4,928,678

Textiles, Apparel & Luxury Goods 0.35%
NIKE, Inc. Class B	7,018	659,552

Tobacco 1.67%
Philip Morris International, Inc.	34,566	3,166,937
Total Common Stocks (cost $145,337,931)		187,789,004

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.12%

REPURCHASE AGREEMENTS 1.12%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $2,126,500 of U.S. Treasury Bond at 2.125% due 2/15/2054; value: $2,158,446; proceeds: $2,116,763 (cost $2,116,104)	$2,116,104	$2,116,104
Total Investments in Securities 100.22% (cost $147,454,035)		189,905,108
Other Assets and Liabilities – Net (0.22)%		(410,305)
Net Assets 100.00%		$189,494,803

ADR	American Depositary Receipt.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$3,071,358	$970,981	$–	$4,042,339
Remaining Industries	183,746,665	–	–	183,746,665
Short-Term Investments
Repurchase Agreements	–	2,116,104	–	2,116,104
Total	$186,818,023	$3,087,085	$–	$189,905,108

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.56%

COMMON STOCKS 99.56%

Aerospace & Defense 1.62%
Lockheed Martin Corp.	8,670	$3,943,723

Banks 6.19%
JPMorgan Chase & Co.	49,190	9,852,757
Wells Fargo & Co.	89,610	5,193,796
Total		15,046,553

Beverages 1.53%
Carlsberg AS Class B(a)	27,240	3,730,384

Biotechnology 1.94%
AbbVie, Inc.	25,940	4,723,674

Building Products 3.46%
Allegion PLC (Ireland)(b)	29,000	3,906,590
Masco Corp.	57,050	4,500,104
Total		8,406,694

Capital Markets 7.62%
Ameriprise Financial, Inc.	7,360	3,226,918
Charles Schwab Corp.	84,740	6,130,092
KKR & Co., Inc.	53,510	5,382,036
Morgan Stanley	40,080	3,773,933
Total		18,512,979

Chemicals 1.63%
Avient Corp.	91,490	3,970,666

Construction & Engineering 1.73%
EMCOR Group, Inc.	11,990	4,198,898

Construction Materials 1.85%
CRH PLC (Ireland)(b)	52,070	4,491,558

Consumer Staples Distribution & Retail 3.68%
BJ’s Wholesale Club Holdings, Inc.*	49,170	3,719,711
Target Corp.	29,440	5,217,062
Total		8,936,773

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Electric: Utilities 2.73%
Entergy Corp.	29,040	$3,068,947
FirstEnergy Corp.	92,540	3,573,895
Total		6,642,842

Electronic Equipment, Instruments & Components 3.81%
Littelfuse, Inc.	10,330	2,503,476
Mirion Technologies, Inc.*	326,460	3,711,850
TD SYNNEX Corp.	26,860	3,037,866
Total		9,253,192

Energy Equipment & Services 1.27%
Liberty Energy, Inc.	148,410	3,075,055

Financial Services 1.77%
Fiserv, Inc.*	26,890	4,297,560

Ground Transportation 1.22%
Landstar System, Inc.	15,420	2,972,359

Health Care Equipment & Supplies 1.52%
Becton Dickinson & Co.	14,930	3,694,429

Health Care Providers & Services 7.43%
Laboratory Corp. of America Holdings	19,840	4,334,246
Molina Healthcare, Inc.*	12,560	5,160,025
Tenet Healthcare Corp.*	43,880	4,612,227
UnitedHealth Group, Inc.	7,980	3,947,706
Total		18,054,204

Household Durables 1.01%
Helen of Troy Ltd.*	21,320	2,456,917

Industrial REITS 0.84%
Prologis, Inc.	15,750	2,050,965

Insurance 7.16%
Allstate Corp.	28,180	4,875,422
Arch Capital Group Ltd.*	39,230	3,626,421
Kemper Corp.	77,330	4,788,273
RenaissanceRe Holdings Ltd.	17,520	4,117,726
Total		17,407,842

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 2.63%
Alphabet, Inc. Class A*	42,380	$6,396,413

Leisure Products 1.39%
Malibu Boats, Inc. Class A*	77,810	3,367,617

Life Sciences Tools & Services 1.27%
Thermo Fisher Scientific, Inc.	5,300	3,080,413

Machinery 3.44%
Crane Co.	27,100	3,662,023
Parker-Hannifin Corp.	8,450	4,696,425
Total		8,358,448

Media 1.49%
Comcast Corp. Class A	83,440	3,617,124

Metals & Mining 1.02%
Reliance, Inc.	7,410	2,476,274

Oil, Gas & Consumable Fuels 8.03%
Chesapeake Energy Corp.	52,260	4,642,256
Diamondback Energy, Inc.	21,730	4,306,234
Permian Resources Corp.	289,840	5,118,574
Shell PLC ADR	81,120	5,438,285
Total		19,505,349

Professional Services 1.44%
WNS Holdings Ltd. (India)*(b)	69,440	3,508,803

Real Estate Management & Development 1.53%
CBRE Group, Inc. Class A*	38,290	3,723,320

Residential REITS 0.84%
American Homes 4 Rent Class A	55,820	2,053,060

Semiconductors & Semiconductor Equipment 3.37%
Silicon Motion Technology Corp. ADR	47,600	3,662,344
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,330	4,534,546
Total		8,196,890

Software 3.39%
Adobe, Inc.*	6,880	3,471,648
Microsoft Corp.	11,350	4,775,172
Total		8,246,820

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Specialty Retail 6.20%
Academy Sports & Outdoors, Inc.	45,940	$3,102,788
AutoZone, Inc.*	810	2,552,836
Best Buy Co., Inc.	48,910	4,012,087
Lowe’s Cos., Inc.	14,090	3,589,146
Valvoline, Inc.*	40,890	1,822,467
Total		15,079,324

Technology Hardware, Storage & Peripherals 1.51%
NetApp, Inc.	34,900	3,663,453

Trading Companies & Distributors 2.00%
AerCap Holdings NV (Ireland)*(b)	55,840	4,853,054
Total Common Stocks (cost $199,412,552)		241,993,629

	Principal Amount

SHORT-TERM INVESTMENTS 0.48%

REPURCHASE AGREEMENTS 0.48%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $1,197,900 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $1,183,560; proceeds: $1,160,620 (cost $1,160,259)	$1,160,259	1,160,259
Total Investments in Securities 100.04% (cost $200,572,811)		243,153,888
Other Assets and Liabilities – Net (0.04)%		(98,321)
Net Assets 100.00%		$243,055,567

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,730,384	$–	$3,730,384
Remaining Industries	238,263,245	–	–	238,263,245
Short-Term Investments
Repurchase Agreements	–	1,160,259	–	1,160,259
Total	$238,263,245	$4,890,643	$–	$243,153,888

(1)	Refer to Note 2(b) for a description of fair value measurements and the three tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.26%

COMMON STOCKS 100.26%

Aerospace & Defense 1.68%
Lockheed Martin Corp.	19,430	$8,838,124

Air Freight & Logistics 0.88%
Expeditors International of Washington, Inc.	37,990	4,618,444

Banks 6.54%
JPMorgan Chase & Co.	109,110	21,854,733
Wells Fargo & Co.	216,010	12,519,940
Total		34,374,673

Beverages 1.52%
Carlsberg AS Class B(a)	58,340	7,989,375

Biotechnology 2.24%
AbbVie, Inc.	64,600	11,763,660

Building Products 5.56%
Allegion PLC (Ireland)(b)	63,800	8,594,498
Builders FirstSource, Inc.*	50,180	10,465,039
Masco Corp.	129,160	10,188,141
Total		29,247,678

Capital Markets 7.66%
Ameriprise Financial, Inc.	15,970	7,001,887
Charles Schwab Corp.	185,450	13,415,453
KKR & Co., Inc.	116,370	11,704,495
Morgan Stanley	86,890	8,181,562
Total		40,303,397

Chemicals 1.46%
Dow, Inc.	132,340	7,666,456

Construction & Engineering 2.07%
EMCOR Group, Inc.	31,080	10,884,216

Construction Materials 1.92%
CRH PLC (Ireland)(b)	116,870	10,081,206

Consumer Finance 1.54%
American Express Co.	35,690	8,126,256

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.73%
BJ’s Wholesale Club Holdings, Inc.*	106,940	$8,090,011
Target Corp.	65,200	11,554,092
Total		19,644,103

Electric: Utilities 2.88%
Entergy Corp.	47,710	5,041,993
FirstEnergy Corp.	130,170	5,027,165
NextEra Energy, Inc.	79,540	5,083,402
Total		15,152,560

Electronic Equipment, Instruments & Components 2.28%
TD SYNNEX Corp.	58,770	6,646,887
Teledyne Technologies, Inc.*	12,420	5,332,154
Total		11,979,041

Energy Equipment & Services 1.95%
Schlumberger NV	187,370	10,269,750

Financial Services 1.99%
Fiserv, Inc.*	65,610	10,485,790

Health Care Equipment & Supplies 1.53%
Becton Dickinson & Co.	32,470	8,034,702

Health Care Providers & Services 7.30%
Laboratory Corp. of America Holdings	43,140	9,424,364
McKesson Corp.	16,420	8,815,077
Molina Healthcare, Inc.*	26,270	10,792,504
UnitedHealth Group, Inc.	18,940	9,369,618
Total		38,401,563

Hotels, Restaurants & Leisure 0.99%
Caesars Entertainment, Inc.*	119,040	5,206,810

Household Products 0.95%
Procter & Gamble Co.	30,690	4,979,453

Industrial REITS 0.86%
Prologis, Inc.	34,670	4,514,727

Insurance 7.05%
Allstate Corp.	80,970	14,008,620
Arch Capital Group Ltd.*	86,200	7,968,328
Arthur J Gallagher & Co.	26,590	6,648,563
RenaissanceRe Holdings Ltd.	35,960	8,451,679
Total		37,077,190

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 2.63%
Alphabet, Inc. Class A*	91,520	$13,813,114

Life Sciences Tools & Services 1.52%
Thermo Fisher Scientific, Inc.	13,740	7,985,825

Machinery 2.95%
Cummins, Inc.	18,060	5,321,379
Parker-Hannifin Corp.	18,320	10,182,073
Total		15,503,452

Media 1.99%
Comcast Corp. Class A	241,940	10,488,099

Metals & Mining 1.07%
Reliance, Inc.	16,780	5,607,540

Oil, Gas & Consumable Fuels 7.21%
Chesapeake Energy Corp.	122,740	10,902,994
Diamondback Energy, Inc.	70,200	13,911,534
Shell PLC ADR	195,600	13,113,024
Total		37,927,552

Real Estate Management & Development 1.53%
CBRE Group, Inc. Class A*	82,990	8,069,948

Residential REITS 0.89%
American Homes 4 Rent Class A	127,420	4,686,508

Semiconductors & Semiconductor Equipment 2.94%
KLA Corp.	8,510	5,944,831
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,030	9,527,581
Total		15,472,412

Software 3.66%
Adobe, Inc.*	14,970	7,553,862
Microsoft Corp.	27,740	11,670,773
Total		19,224,635

Specialty Retail 5.46%
AutoZone, Inc.*	1,780	5,609,937
Best Buy Co., Inc.	106,360	8,724,711
Lowe’s Cos., Inc.	30,270	7,710,677
Valvoline, Inc.*	149,140	6,647,170
Total		28,692,495

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.82%
NetApp, Inc.	91,290	$9,582,711

Trading Companies & Distributors 2.01%
AerCap Holdings NV (Ireland)*(b)	121,430	10,553,481
Total Common Stocks (cost $381,724,129)		527,246,946

	Principal Amount

SHORT-TERM INVESTMENTS 0.81%

REPURCHASE AGREEMENTS 0.81%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $4,399,500 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $4,346,833; proceeds: $4,262,861 (cost $4,261,535)	$4,261,535	4,261,535
Total Investments in Securities 101.07% (cost $385,985,664)		531,508,481
Other Assets and Liabilities – Net (1.07)%		(5,637,243)
Net Assets 100.00%		$525,871,238

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$7,989,375	$–	$7,989,375
Remaining Industries	519,257,571	–	–	519,257,571
Short-Term Investments
Repurchase Agreements	–	4,261,535	–	4,261,535
Total	$519,257,571	$12,250,910	$–	$531,508,481

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.97%

COMMON STOCKS 98.97%

Aerospace & Defense 3.85%
Axon Enterprise, Inc.*	5,483	$1,715,521
TransDigm Group, Inc.	1,385	1,705,766
Total		3,421,287

Beverages 0.43%
Celsius Holdings, Inc.*	4,640	384,749

Biotechnology 8.17%
Apellis Pharmaceuticals, Inc.*	7,950	467,301
Arcellx, Inc.*	10,651	740,777
Blueprint Medicines Corp.*	7,578	718,849
Bridgebio Pharma, Inc.*	16,689	516,024
Krystal Biotech, Inc.*	5,701	1,014,379
Natera, Inc.*	17,474	1,598,172
Neurocrine Biosciences, Inc.*	9,615	1,326,101
SpringWorks Therapeutics, Inc.*	17,775	874,885
Total		7,256,488

Broadline Retail 1.70%
MercadoLibre, Inc. (Uruguay)*(a)	996	1,505,912

Building Products 2.30%
Lennox International, Inc.	1,324	647,118
Trex Co., Inc.*	13,996	1,396,101
Total		2,043,219

Capital Markets 5.14%
ARES Management Corp. Class A	9,534	1,267,831
Cboe Global Markets, Inc.	4,293	788,753
Coinbase Global, Inc. Class A*	5,310	1,407,787
Tradeweb Markets, Inc. Class A	10,592	1,103,369
Total		4,567,740

Commercial Services & Supplies 1.36%
Copart, Inc.*	20,792	1,204,273

Communications Equipment 2.02%
Arista Networks, Inc.*	6,175	1,790,626

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Construction & Engineering 4.13%
Comfort Systems USA, Inc.	3,831	$1,217,147
EMCOR Group, Inc.	3,532	1,236,907
Quanta Services, Inc.	4,678	1,215,344
Total		3,669,398

Consumer Staples Distribution & Retail 1.15%
Maplebear, Inc.*	27,504	1,025,624

Diversified Consumer Services 1.42%
Duolingo, Inc.*	5,709	1,259,291

Electrical Equipment 2.02%
Vertiv Holdings Co. Class A	21,986	1,795,597

Entertainment 4.05%
Live Nation Entertainment, Inc.*	8,671	917,132
Spotify Technology SA (Sweden)*(a)	10,155	2,679,904
Total		3,597,036

Financial Services 2.39%
Affirm Holdings, Inc.*	17,510	652,423
Apollo Global Management, Inc.	13,040	1,466,348
Total		2,118,771

Ground Transportation 2.25%
Saia, Inc.*	3,411	1,995,435

Health Care Equipment & Supplies 6.59%
Dexcom, Inc.*	11,854	1,644,150
Glaukos Corp.*	10,311	972,224
IDEXX Laboratories, Inc.*	1,692	913,562
RxSight, Inc.*	16,557	854,010
Shockwave Medical, Inc.*	4,504	1,466,637
Total		5,850,583

Hotels, Restaurants & Leisure 9.85%
Cava Group, Inc.*	16,093	1,127,315
Chipotle Mexican Grill, Inc.*	479	1,392,343
DoorDash, Inc. Class A*	21,613	2,976,542
DraftKings, Inc. Class A*	48,051	2,181,996
Wingstop, Inc.	2,907	1,065,125
Total		8,743,321

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Household Durables 1.28%
Lennar Corp. Class A	6,606	$1,136,100

Information Technology Services 3.07%
MongoDB, Inc.*	3,055	1,095,645
Shopify, Inc. Class A (Canada)*(a)	21,133	1,630,834
Total		2,726,479

Interactive Media & Services 1.53%
Pinterest, Inc. Class A*	39,264	1,361,283

Life Sciences Tools & Services 0.95%
Repligen Corp.*	4,589	844,009

Media 1.67%
Trade Desk, Inc. Class A*	16,965	1,483,080

Personal Care Products 1.00%
elf Beauty, Inc.*	4,538	889,584

Professional Services 1.05%
Booz Allen Hamilton Holding Corp.	6,278	931,906

Real Estate Management & Development 0.75%
CoStar Group, Inc.*	6,941	670,501

Semiconductors & Semiconductor Equipment 4.55%
Entegris, Inc.	8,002	1,124,601
KLA Corp.	1,458	1,018,515
Monolithic Power Systems, Inc.	2,805	1,900,163
Total		4,043,279

Software 19.46%
AppLovin Corp. Class A*	18,729	1,296,421
Cadence Design Systems, Inc.*	3,528	1,098,196
Crowdstrike Holdings, Inc. Class A*	6,554	2,101,147
CyberArk Software Ltd. (Israel)*(a)	5,310	1,410,495
Datadog, Inc. Class A*	13,563	1,676,387
Gitlab, Inc. Class A*	16,129	940,643
HubSpot, Inc.*	2,552	1,598,981
Manhattan Associates, Inc.*	3,431	858,539
Monday.com Ltd. (Israel)*(a)	5,712	1,290,169
Palantir Technologies, Inc. Class A*	49,951	1,149,373

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Software (continued)
Procore Technologies, Inc.*	14,638	$1,202,805
Samsara, Inc. Class A*	23,951	905,108
Synopsys, Inc.*	1,161	663,512
Zscaler, Inc.*	5,681	1,094,331
Total		17,286,107

Specialty Retail 1.20%
Ross Stores, Inc.	7,261	1,065,624

Technology Hardware, Storage & Peripherals 1.83%
Super Micro Computer, Inc.*	1,608	1,624,128

Textiles, Apparel & Luxury Goods 1.81%
Deckers Outdoor Corp.*	1,706	1,605,790
Total Common Stocks (cost $70,295,484)		87,897,220

	Principal Amount

SHORT-TERM INVESTMENTS 2.03%

REPURCHASE AGREEMENTS 2.03%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $1,858,600 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $1,836,350; proceeds: $1,800,844 (cost $1,800,284)	$1,800,284	1,800,284
Total Investments in Securities 101.00% (cost $72,095,768)		89,697,504
Other Assets and Liabilities – Net (1.00)%		(890,274)
Net Assets 100.00%		$88,807,230

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$87,897,220	$–	$–	$87,897,220
Short-Term Investments
Repurchase Agreements	–	1,800,284	–	1,800,284
Total	$87,897,220	$1,800,284	$–	$89,697,504

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.33%

COMMON STOCKS 99.33%

Banks 1.79%
East West Bancorp, Inc.	60,840	$4,813,052

Beverages 1.51%
Carlsberg AS Class B(a)	29,570	4,049,466

Building Products 5.73%
Allegion PLC (Ireland)(b)	32,380	4,361,910
Builders FirstSource, Inc.*	22,980	4,792,479
Masco Corp.	78,930	6,225,998
Total		15,380,387

Capital Markets 5.85%
Ameriprise Financial, Inc.	10,960	4,805,303
KKR & Co., Inc.	60,250	6,059,945
Moelis & Co. Class A	85,290	4,841,913
Total		15,707,161

Chemicals 1.30%
Avient Corp.	80,550	3,495,870

Communications Equipment 1.12%
F5, Inc.*	15,930	3,020,169

Construction & Engineering 1.72%
EMCOR Group, Inc.	13,190	4,619,138

Construction Materials 3.20%
CRH PLC (Ireland)(b)	50,990	4,398,398
Eagle Materials, Inc.	15,460	4,201,255
Total		8,599,653

Consumer Staples Distribution & Retail 3.73%
BJ’s Wholesale Club Holdings, Inc.*	55,570	4,203,871
Target Corp.	32,840	5,819,576
Total		10,023,447

Containers & Packaging 1.16%
Avery Dennison Corp.	13,910	3,105,408

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Electric: Utilities 4.25%
Entergy Corp.	41,000	$4,332,880
FirstEnergy Corp.	97,703	3,773,290
Portland General Electric Co.	78,489	3,296,538
Total		11,402,708

Electronic Equipment, Instruments & Components 6.32%
Crane NXT Co.	44,270	2,740,313
Keysight Technologies, Inc.*	25,070	3,920,446
Littelfuse, Inc.	10,322	2,501,537
TD SYNNEX Corp.	35,370	4,000,347
Teledyne Technologies, Inc.*	8,850	3,799,482
Total		16,962,125

Energy Equipment & Services 1.00%
Liberty Energy, Inc.	129,560	2,684,483

Financial Services 1.50%
Global Payments, Inc.	30,080	4,020,493

Ground Transportation 2.65%
Landstar System, Inc.	19,710	3,799,299
Norfolk Southern Corp.	13,040	3,323,505
Total		7,122,804

Health Care Providers & Services 8.63%
Cencora, Inc.	24,910	6,052,881
Laboratory Corp. of America Holdings	24,840	5,426,546
Molina Healthcare, Inc.*	16,220	6,663,663
Tenet Healthcare Corp.*	47,860	5,030,565
Total		23,173,655

Hotels, Restaurants & Leisure 1.17%
Caesars Entertainment, Inc.*	71,650	3,133,971

Household Durables 1.23%
Helen of Troy Ltd.*	28,680	3,305,083

Insurance 10.70%
Allstate Corp.	29,050	5,025,941
American Financial Group, Inc.	29,870	4,076,658
Arch Capital Group Ltd.*	45,100	4,169,044
Arthur J Gallagher & Co.	11,050	2,762,942

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Insurance (continued)
Kemper Corp.	81,170	$5,026,046
RenaissanceRe Holdings Ltd.	17,770	4,176,483
White Mountains Insurance Group Ltd.	1,950	3,498,885
Total		28,735,999

Leisure Products 1.09%
Brunswick Corp.	30,470	2,940,964

Machinery 4.73%
Crane Co.	21,269	2,874,080
Cummins, Inc.	11,340	3,341,331
Parker-Hannifin Corp.	11,670	6,486,069
Total		12,701,480

Media 1.00%
Nexstar Media Group, Inc.	15,630	2,692,893

Multi-Utilities 1.40%
CMS Energy Corp.	62,550	3,774,267

Oil, Gas & Consumable Fuels 6.05%
Chesapeake Energy Corp.	58,810	5,224,092
Devon Energy Corp.	108,210	5,429,978
Permian Resources Corp.	316,620	5,591,509
Total		16,245,579

Professional Services 4.14%
CACI International, Inc. Class A*	8,710	3,299,609
Maximus, Inc.	47,490	3,984,411
WNS Holdings Ltd. (India)*(b)	76,130	3,846,849
Total		11,130,869

Real Estate Management & Development 1.75%
CBRE Group, Inc. Class A*	48,310	4,697,664

Residential REITS 1.07%
American Homes 4 Rent Class A	78,340	2,881,345

Retail REITS 1.03%
Kimco Realty Corp.	140,730	2,759,715

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2024

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 2.50%
Silicon Motion Technology Corp. ADR	34,900	$2,685,206
Teradyne, Inc.	35,820	4,041,571
Total		6,726,777

Software 1.04%
Aspen Technology, Inc.*	13,110	2,796,101

Specialty Retail 3.91%
Academy Sports & Outdoors, Inc.	50,530	3,412,796
Best Buy Co., Inc.	53,590	4,395,988
Valvoline, Inc.*	60,160	2,681,331
Total		10,490,115

Technology Hardware, Storage & Peripherals 1.90%
NetApp, Inc.	48,660	5,107,840

Trading Companies & Distributors 3.16%
AerCap Holdings NV (Ireland)*(b)	61,190	5,318,023
Core & Main, Inc. Class A*	55,210	3,160,772
Total		8,478,795
Total Common Stocks (cost $205,820,466)		266,779,476

	Principal Amount

SHORT-TERM INVESTMENTS 1.20%

REPURCHASE AGREEMENTS 1.20%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $1,746,100 of U.S. Treasury Bond at 2.125% due 2/15/2054; $1,527,900 of U.S. Treasury Inflation Indexed Bond at 4.25% due 2/15/2054; value: $3,281,940; proceeds: $3,218,551 (cost $3,217,550)	$3,217,550	3,217,550
Total Investments in Securities 100.53% (cost $209,038,016)		269,997,026
Other Assets and Liabilities – Net (0.53)%		(1,425,189)
Net Assets 100.00%		$268,571,837

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$4,049,466	$–	$4,049,466
Remaining Industries	262,730,010	–	–	262,730,010
Short-Term Investments
Repurchase Agreements	–	3,217,550	–	3,217,550
Total	$262,730,010	$7,267,016	$–	$269,997,026

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.72%

ASSET-BACKED SECURITIES 23.87%

Automobiles 8.93%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%		5/15/2028	$300,000	$301,768
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	154,812	154,884
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	170,000	170,854
AmeriCredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	100,000	100,859
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%		4/19/2027	306,116	307,146
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%		3/20/2026	115,000	112,287
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	245,589
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†(a)	6.572% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	250,000	250,000
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%		9/25/2026	495,000	499,170
CarMax Auto Owner Trust Series 2020-2 Class D	5.75%		5/17/2027	275,000	274,929
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%		11/16/2026	242,810	242,980
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	300,000	300,726
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	14,738	14,125
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	285,381	280,943
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	118,521
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	300,000	302,680
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	134,638	134,930
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%		5/15/2030	56,002	55,604
Drive Auto Receivables Trust Series 2021-2 Class D	1.39%		3/15/2029	171,000	163,752
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%		1/22/2029	101,834	101,781
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%		6/15/2026	10,495	10,414
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%		7/15/2027	110,139	110,385
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%		9/15/2026	92,536	92,607

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	$285,000	$286,809
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	268,379
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	160,000	159,850
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	309,333
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	9,401	9,360
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	232,474
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	111,133	110,749
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	680,000	680,949
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3	0.35%	10/16/2025	13,382	13,277
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	233,004
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	175,000	170,901
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	333,341	332,929
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	200,000	200,485
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	145,000	144,384
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	235,000	236,970
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	159,665	154,013
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	266,222	264,521
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	321,509
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	225,000	225,137
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%	4/20/2027	335,000	340,402
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	180,000	180,078
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	130,000	130,659
SFS Auto Receivables Securitization Trust Series 2024-1 Class A3†	4.95%	5/21/2029	85,000	84,654
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	225,000	225,612
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	67,085	66,222
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	181,327	181,428
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	100,000	100,563

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%		9/15/2027	$80,000	$79,237
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%		6/15/2026	95,789	95,737
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	567,318	567,841
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	195,000	195,361
Total					10,949,761

Credit Card 1.35%
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	680,000	666,598
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	120,000	119,827
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	690,000	689,151
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	186,861
Total					1,662,437

Other 13.14%
ACAM Ltd. Series 2019-FL1 Class A†	6.841% (1 mo. USD Term SOFR + 1.51%	)#	11/17/2034	3,362	3,359
ACREC Ltd. Series 2021-FL1 Class A†	6.591% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	249,491	247,786
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.84% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	311,516	307,906
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	228,489
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	182,791
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	99,836
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.639% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	225,401	225,838
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.676% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	250,000	250,129
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	102,250	91,485
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.54% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	159,957	159,582

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.51% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	$150,000	$148,551
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.769% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	230,000	229,094
ARES L CLO Ltd. Series 2018-50A Class AR†	6.626% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	250,000	250,075
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.549% (3 mo. USD Term SOFR + 1.23%	)#	7/20/2030	179,825	180,259
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR†	6.701% (3 mo. USD Term SOFR + 1.39%	)#	4/19/2034	450,000	449,657
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	250,545
Barings CLO Ltd. Series 2019-3A Class A1R†	6.649% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	500,000	501,151
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.671% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	250,000	249,962
Betony CLO 2 Ltd. Series 2018-1A Class A1†	6.659% (3 mo. USD Term SOFR + 1.34%	)#	4/30/2031	343,799	344,567
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.559% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	206,106	206,028
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.76% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	218,677	218,158
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.559% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	440,160	440,270
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.479% (3 mo. USD Term SOFR + 1.16%	)#	7/20/2029	186,660	186,609
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.659% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	250,000	250,250
Cedar Funding IX CLO Ltd. Series 2018-9A Class A1†	6.559% (3 mo. USD Term SOFR + 1.24%	)#	4/20/2031	218,124	218,309

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.679% (3 mo. USD Term SOFR + 1.36%	)#	10/20/2032	$250,000	$250,030
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.655% (3 mo. USD Term SOFR + 1.31%	)#	5/29/2032	220,000	220,548
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.676% (3 mo. USD Term SOFR + 1.36%	)#	7/15/2033	250,000	250,080
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.56% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	445,506	445,506
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	345,016	345,342
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	7.046% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2035	250,000	251,247
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028	118,276	118,523
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%	)#	1/17/2034	250,000	251,153
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.53% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030	122,966	123,225
GreatAmerica Leasing Receivables Series 2024-1 Class A4†	5.08%		12/16/2030	375,000	374,146
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.46% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	170,000	168,319
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.441% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	109,640	108,832
KKR CLO 24 Ltd. Series 24 Class A1R†	6.659% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	250,000	250,063
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	235,383
LFT CRE Ltd. Series 2021-FL1 Class B†	7.19% (1 mo. USD Term SOFR + 1.86%	)#	6/15/2039	200,000	192,911
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.869% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	259,964	257,710
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%	)#	7/23/2029	223,712	223,779

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.579% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	$234,444	$234,377
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.566% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2034	250,000	250,325
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	276,710
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	330,000	330,929
MF1 LLC Series 2022-FL9 Class A†	7.476% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	100,000	100,120
MF1 LLC Series 2024-FL14 Class A†	7.063% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	280,000	280,613
MF1 Ltd. Series 2021-FL7 Class A†	6.521% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	207,418	206,121
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	82,838	82,839
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.681% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	172,553	172,858
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.741% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	250,000	249,548
OCP CLO Ltd. Series 2019-17A Class A1R†	6.619% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2032	300,000	299,795
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	119,197	119,253
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	202,708	202,819
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.568% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	500,000	501,148
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.761% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	250,000	250,788
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	24,073	23,962
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	126,928

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	$245,000	$246,484
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	53,685	53,165
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	222,550
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.656% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2031	230,963	231,450
Romark CLO Ltd. Series 2017-1A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	181,890	182,289
RR Ltd. Series 2022-24A Class A1AR†	7.077% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	360,000	361,345
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	77,754	76,966
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	277,569	272,804
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.641% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	250,000	250,449
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	3,140	3,131
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.948% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2034	300,000	301,178
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	225,000	225,311
Total					16,123,738

Rec Vehicle Loan 0.12%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	7,370	7,289
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	62,933	62,433
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	75,461	75,145
Total					144,867

Student Loan 0.33%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	61,490	55,728
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	167,584	147,415
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	164,645	145,484
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	60,206	54,474
Towd Point Asset Trust Series 2018-SL1 Class A†	6.044% (1 mo. USD Term SOFR + 0.71%	)#	1/25/2046	884	884
Total					403,985
Total Asset-Backed Securities (cost $29,372,075)					29,284,788

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 63.93%

Aerospace/Defense 0.72%
BAE Systems PLC (United Kingdom)†(b)	5.00%	3/26/2027	$200,000	$199,651
Boeing Co.	2.196%	2/4/2026	158,000	147,987
Boeing Co.	4.875%	5/1/2025	62,000	61,321
HEICO Corp.	5.25%	8/1/2028	60,000	60,392
Hexcel Corp.	4.95%	8/15/2025	135,000	132,752
L3Harris Technologies, Inc.	5.40%	1/15/2027	124,000	124,937
RTX Corp.	5.75%	11/8/2026	71,000	72,111
RTX Corp.	5.75%	1/15/2029	76,000	78,691
Total				877,842

Agriculture 1.40%
BAT Capital Corp.	2.789%	9/6/2024	54,000	53,324
BAT Capital Corp.	3.222%	8/15/2024	385,000	381,259
BAT International Finance PLC (United Kingdom)(b)	5.931%	2/2/2029	109,000	111,948
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	400,000	408,239
Philip Morris International, Inc.	4.75%	2/12/2027	18,000	17,907
Philip Morris International, Inc.	4.875%	2/13/2029	135,000	134,232
Philip Morris International, Inc.	5.125%	11/17/2027	151,000	151,841
Reynolds American, Inc.	4.45%	6/12/2025	76,000	75,006
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	411,000	381,852
Total				1,715,608

Airlines 0.21%
British Airways Pass-Through Trust Series 2013-1 Class A (United Kingdom)†(b)	4.625%	12/20/2025	7,427	7,410
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	115,344	116,071
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	132,972	132,669
Total				256,150

Apparel 0.20%
PVH Corp.	4.625%	7/10/2025	38,000	37,444
Tapestry, Inc.	7.05%	11/27/2025	168,000	171,532
Tapestry, Inc.	7.35%	11/27/2028	34,000	35,846
Total				244,822

Auto Manufacturers 3.46%
Daimler Truck Finance North America LLC†	5.00%	1/15/2027	150,000	149,620
Ford Motor Credit Co. LLC	2.30%	2/10/2025	200,000	194,005
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	385,013
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	195,549

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	5.125%		6/16/2025	$200,000	$198,268
Ford Motor Credit Co. LLC	5.80%		3/8/2029	237,000	238,053
General Motors Financial Co., Inc.	2.75%		6/20/2025	134,000	129,541
General Motors Financial Co., Inc.	2.90%		2/26/2025	54,000	52,692
General Motors Financial Co., Inc.	3.95%		4/13/2024	140,000	139,883
General Motors Financial Co., Inc.	4.35%		1/17/2027	62,000	60,577
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	73,050
General Motors Financial Co., Inc.	5.40%		5/8/2027	103,000	103,301
Hyundai Capital America†	0.875%		6/14/2024	160,000	158,368
Hyundai Capital America†	1.00%		9/17/2024	47,000	45,987
Hyundai Capital America†	1.30%		1/8/2026	75,000	69,751
Hyundai Capital America†	1.50%		6/15/2026	91,000	83,736
Hyundai Capital America†	2.00%		6/15/2028	121,000	106,295
Hyundai Capital America†	5.25%		1/8/2027	117,000	116,928
Hyundai Capital America†	5.30%		1/8/2029	68,000	68,120
Hyundai Capital America†	5.50%		3/30/2026	112,000	112,222
Hyundai Capital America†	5.65%		6/26/2026	121,000	121,426
Hyundai Capital America†	5.95%		9/21/2026	130,000	131,550
Hyundai Capital America†	6.10%		9/21/2028	128,000	131,933
Hyundai Capital America†	6.25%		11/3/2025	166,000	167,762
Hyundai Capital America†	6.50%		1/16/2029	151,000	158,496
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	229,000	235,335
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	200,000	200,136
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	202,061
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	213,000	214,018
Total					4,243,676

Banks 21.47%
ABN AMRO Bank NV (Netherlands)†(b)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	200,000	203,510
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%	)#	4/10/2025	600,000	599,671
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	417,182
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	200,000	195,210
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	5.381%		3/13/2029	200,000	201,857
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	31,000	29,024
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	237,000	225,353

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	$78,000	$75,820
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	74,000	68,240
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	271,000	265,132
Bank of America Corp.	3.95%		4/21/2025	157,000	154,526
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	168,000	166,781
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	400,000	366,076
Bank of Ireland Group PLC (Ireland)†(b)	5.601% (SOFR + 1.62%	)#	3/20/2030	200,000	200,752
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	400,000	402,633
Bank of Montreal (Canada)(b)	5.266%		12/11/2026	231,000	232,098
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%	)#	2/1/2029	51,000	50,266
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%	)#	4/26/2027	70,000	69,697
Bank of Nova Scotia (Canada)(b)	5.35%		12/7/2026	194,000	195,053
Barclays PLC (United Kingdom)(b)	3.932% (3 mo. USD LIBOR + 1.61%	)#	5/7/2025	307,000	306,383
Barclays PLC (United Kingdom)(b)	5.829% (SOFR + 2.21%	)#	5/9/2027	200,000	200,484
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	204,080
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	212,185
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	178,136
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	220,268
BNP Paribas SA (France)†(b)	2.591% (SOFR + 1.23%	)#	1/20/2028	414,000	383,490
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	199,770
BNP Paribas SA (France)†(b)	5.497% (SOFR + 1.59%	)#	5/20/2030	200,000	200,515
BPCE SA (France)†(b)	4.50%		3/15/2025	200,000	197,115
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	196,301
BPCE SA (France)†(b)	5.203%		1/18/2027	250,000	250,588

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%	)#	1/18/2027	$250,000	$250,770
CaixaBank SA (Spain)†(b)	5.673% (SOFR + 1.78%	)#	3/15/2030	200,000	200,001
Canadian Imperial Bank of Commerce (Canada)(b)	5.001%		4/28/2028	134,000	133,598
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	724,384
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	233,000	232,617
Citigroup, Inc.	3.875%		3/26/2025	59,000	58,009
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	229,990
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	239,380
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	250,000	249,035
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	79,000	78,925
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	435,000	428,428
Danske Bank AS (Denmark)†(b)	0.976% (1 yr. CMT + 0.55%	)#	9/10/2025	200,000	195,570
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	188,360
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	400,000	392,144
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	600,000	579,198
Danske Bank AS (Denmark)†(b)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	200,000	200,490
Danske Bank AS (Denmark)†(b)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	200,000	201,356
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	400,000	401,533
Discover Bank	4.25%		3/13/2026	250,000	243,671
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.25%		4/26/2029	200,000	199,604
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.70%		3/14/2028	200,000	203,162
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	250,000	244,825
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	222,511

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	$75,000	$69,874
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	152,000	146,343
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	94,000	94,329
HSBC Holdings PLC (United Kingdom)(b)	0.976% (SOFR + 0.71%	)#	5/24/2025	200,000	198,469
HSBC Holdings PLC (United Kingdom)(b)	2.999% (SOFR + 1.43%	)#	3/10/2026	200,000	194,873
HSBC Holdings PLC (United Kingdom)(b)	5.887% (SOFR + 1.57%	)#	8/14/2027	200,000	201,793
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	63,000	60,821
Huntington National Bank	4.008% (SOFR + 1.21%	)#	5/16/2025	250,000	249,069
ING Groep NV (Netherlands)(b)	6.083% (SOFR + 1.56%	)#	9/11/2027	252,000	255,201
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	200,000	197,626
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	1,000,000	996,786
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025	148,000	145,218
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%	)#	6/1/2025	172,000	170,517
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	64,000	61,650
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	68,441
JPMorgan Chase & Co.	6.277% (SOFR + 0.92%	)#	2/24/2026	115,000	115,580
JPMorgan Chase & Co.	6.538% (SOFR + 1.18%	)#	2/24/2028	77,000	77,911
KeyBank NA	4.70%		1/26/2026	250,000	244,294
KeyBank NA	5.683% (SOFR + 0.32%	)#	6/14/2024	250,000	249,833
Lloyds Banking Group PLC (United Kingdom)(b)	4.582%		12/10/2025	200,000	196,193
Lloyds Banking Group PLC (United Kingdom)(b)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	200,000	200,109
Lloyds Banking Group PLC (United Kingdom)(b)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	201,946
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	89,792

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(b)	5.391%		12/7/2026	$104,000	$104,569
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + 0.69%	)#	10/14/2025	76,000	74,113
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	60,316
Macquarie Group Ltd. (Australia)†(b)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	28,000	26,336
Macquarie Group Ltd. (Australia)†(b)	5.108% (SOFR + 2.21%	)#	8/9/2026	180,000	179,116
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	512,877
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.962% (1 yr. CMT + 0.45%	)#	10/11/2025	200,000	194,899
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	215,000	214,264
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	200,000	199,334
Morgan Stanley	0.79% (SOFR + 0.53%	)#	5/30/2025	276,000	273,454
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	30,000	29,687
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	75,844
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	106,965
Morgan Stanley	6.138% (SOFR + 1.77%	)#	10/16/2026	59,000	59,695
NatWest Group PLC (United Kingdom)(b)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	200,000	201,075
NatWest Group PLC (United Kingdom)(b)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	400,000	406,365
NatWest Group PLC (United Kingdom)(b)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	201,031
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%	)#	10/20/2027	80,000	82,386
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	80,000	82,718
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	61,825
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	40,035
Santander U.K. Group Holdings PLC (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	183,871
Santander U.K. Group Holdings PLC (United Kingdom)†(b)	4.75%		9/15/2025	200,000	196,390

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%	)#	1/10/2029	$200,000	$206,857
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	200,000	193,929
Standard Chartered PLC (United Kingdom)†(b)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	200,000	202,075
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	5.80%		7/13/2028	200,000	206,135
Swedbank AB (Sweden)†(b)	6.136%		9/12/2026	200,000	203,660
Toronto-Dominion Bank (Canada)(b)	4.693%		9/15/2027	98,000	97,111
Toronto-Dominion Bank (Canada)(b)	5.532%		7/17/2026	6,000	6,055
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	83,224
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	55,000	54,114
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	68,939
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	71,976
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	117,000	114,721
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	109,822
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	53,000	53,248
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	125,182
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	180,000	186,443
UBS AG (Switzerland)(b)	5.125%		5/15/2024	600,000	598,802
UBS Group AG (Switzerland)†(b)	1.305% (SOFR + 0.98%	)#	2/2/2027	250,000	231,407
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	181,920
UBS Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	239,772
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	400,000	394,424
UBS Group AG (Switzerland)†(b)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	200,360
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	600,000	602,067
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	84,000	80,915

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	$161,000	$158,988
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	166,570
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	176,678
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	197,371
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	103,145
Total					26,335,500

Beverages 0.11%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	138,718

Biotechnology 0.26%
Amgen, Inc.	5.15%		3/2/2028	81,000	81,558
Illumina, Inc.	5.75%		12/13/2027	154,000	155,866
Illumina, Inc.	5.80%		12/12/2025	84,000	84,175
Total					321,599

Building Materials 0.05%
Carrier Global Corp.	5.80%		11/30/2025	62,000	62,435

Chemicals 0.45%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	354,000	360,708
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	187,266
Total					547,974

Coal 0.39%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%		5/1/2025	275,000	274,182
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%		5/15/2026	200,000	209,496
Total					483,678

Commercial Services 0.57%
Block, Inc.	2.75%		6/1/2026	21,000	19,771
Element Fleet Management Corp. (Canada)†(b)	5.643%		3/13/2027	85,000	85,291
Gartner, Inc.†	4.50%		7/1/2028	139,000	132,574
Global Payments, Inc.	2.65%		2/15/2025	36,000	35,079
Global Payments, Inc.	4.95%		8/15/2027	178,000	176,679
Triton Container International Ltd.†	1.15%		6/7/2024	211,000	209,124
Triton Container International Ltd.†	2.05%		4/15/2026	46,000	42,404
Total					700,922

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.38%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	$130,000	$121,916
Dell International LLC/EMC Corp.	4.90%		10/1/2026	146,000	145,141
Dell International LLC/EMC Corp.	6.02%		6/15/2026	153,000	155,030
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	48,000	48,080
Total					470,167

Diversified Financial Services 3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	300,000	292,930
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)†(b)	6.45%		4/15/2027	156,000	160,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%		7/15/2025	198,000	199,978
Aircastle Ltd.†	5.25%		8/11/2025	113,000	112,046
Ally Financial, Inc.	3.875%		5/21/2024	232,000	231,312
Ally Financial, Inc.	5.75%		11/20/2025	103,000	102,306
American Express Co.	5.098% (SOFR + 1.00%	)#	2/16/2028	70,000	69,916
American Express Co.	5.282% (SOFR + 1.28%	)#	7/27/2029	223,000	224,484
American Express Co.	5.389% (SOFR + 0.97%	)#	7/28/2027	36,000	36,133
Ameriprise Financial, Inc.	5.70%		12/15/2028	103,000	106,306
Aviation Capital Group LLC†	1.95%		1/30/2026	132,000	123,273
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	108,609
Aviation Capital Group LLC†	6.25%		4/15/2028	174,000	177,722
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	249,000	232,094
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.75%		2/21/2028	84,000	75,203
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.25%		2/15/2027	68,000	63,229
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	450,000	447,430
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	116,000	112,000
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%		3/1/2029	81,000	80,664
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	33,000	33,693
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	25,000	25,186
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	96,000	95,806
LPL Holdings, Inc.†	4.00%		3/15/2029	169,000	155,477
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	181,531
LPL Holdings, Inc.	6.75%		11/17/2028	150,000	157,171
Navient Corp.	5.875%		10/25/2024	144,000	143,968
Navient Corp.	6.75%		6/25/2025	37,000	37,308

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Nuveen Finance LLC†	4.125%		11/1/2024	$148,000	$146,735
Radian Group, Inc.	6.20%		5/15/2029	107,000	108,662
Total					4,041,406

Electric 6.32%
AES Corp.†	3.30%		7/15/2025	433,000	419,731
AES Corp.	5.45%		6/1/2028	136,000	135,795
Alexander Funding Trust II†	7.467%		7/31/2028	200,000	211,614
Algonquin Power & Utilities Corp. (Canada)(b)	5.365%	(c)	6/15/2026	96,000	95,509
Alliant Energy Finance LLC†	5.95%		3/30/2029	279,000	287,581
Ameren Corp.	5.00%		1/15/2029	127,000	126,380
American Electric Power Co., Inc.	5.20%		1/15/2029	168,000	168,492
Black Hills Corp.	5.95%		3/15/2028	105,000	108,457
Calpine Corp.†	5.25%		6/1/2026	14,000	13,865
CenterPoint Energy, Inc.	5.25%		8/10/2026	83,000	83,214
Cleco Corporate Holdings LLC	3.743%		5/1/2026	414,000	398,265
Constellation Energy Generation LLC	5.60%		3/1/2028	95,000	96,804
DTE Energy Co.	4.22%	(c)	11/1/2024	207,000	205,123
DTE Energy Co.	4.875%		6/1/2028	145,000	143,436
DTE Energy Co.	5.10%		3/1/2029	140,000	139,499
Duke Energy Corp.	4.85%		1/5/2029	93,000	92,171
Electricite de France SA (France)†(b)	5.70%		5/23/2028	201,000	203,999
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	182,191
Eversource Energy	5.00%		1/1/2027	48,000	47,888
Eversource Energy	5.95%		2/1/2029	106,000	109,427
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	333,171
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	64,509
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	244,053
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	77,537
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	80,490
National Grid PLC (United Kingdom)(b)	5.602%		6/12/2028	70,000	71,340
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	117,000	117,541
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	80,000	80,330
NextEra Energy Operating Partners LP†	3.875%		10/15/2026	309,000	288,407
NRG Energy, Inc.†	3.75%		6/15/2024	262,000	260,627
Oncor Electric Delivery Co. LLC	4.30%		5/15/2028	31,000	30,345
Pacific Gas & Electric Co.	3.15%		1/1/2026	258,645	248,798
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	92,954
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	48,166
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	84,761

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
PacifiCorp	5.10%		2/15/2029	$57,000	$57,454
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	93,000	95,291
Southern Co.	4.475%	(c)	8/1/2024	820,000	816,004
Southern Co.	5.113%		8/1/2027	177,000	177,165
System Energy Resources, Inc.	6.00%		4/15/2028	639,000	652,228
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	347,516
Vistra Operations Co. LLC†	4.875%		5/13/2024	123,000	122,921
WEC Energy Group, Inc.	5.60%		9/12/2026	95,000	96,120
Total					7,757,169

Electronics 0.09%
Arrow Electronics, Inc.	6.125%		3/1/2026	58,000	57,983
Keysight Technologies, Inc.	4.60%		4/6/2027	55,000	54,155
Total					112,138

Energy-Alternate Sources 0.16%
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	203,500	191,677

Engineering & Construction 0.20%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	248,189

Entertainment 0.31%
SeaWorld Parks & Entertainment, Inc.†	8.75%		5/1/2025	130,000	130,203
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	112,734
Warnermedia Holdings, Inc.	3.755%		3/15/2027	65,000	62,049
Warnermedia Holdings, Inc.	3.788%		3/15/2025	82,000	80,497
Total					385,483

Environmental Control 0.25%
Veralto Corp.†	5.35%		9/18/2028	140,000	141,898
Veralto Corp.†	5.50%		9/18/2026	161,000	161,687
Total					303,585

Equity Real Estate 0.06%
Jones Lang LaSalle, Inc.	6.875%		12/1/2028	73,000	77,363

Food 0.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%		3/15/2026	143,000	136,492
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%		1/15/2027	262,000	253,743
Campbell Soup Co.	5.20%		3/19/2027	46,000	46,126
Campbell Soup Co.	5.20%		3/21/2029	36,000	36,186

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Campbell Soup Co.	5.30%	3/20/2026	$46,000	$46,054
Conagra Brands, Inc.	5.30%	10/1/2026	104,000	104,267
Tyson Foods, Inc.	5.40%	3/15/2029	36,000	36,335
Total				659,203

Gas 0.61%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	246,748
National Fuel Gas Co.	5.50%	1/15/2026	211,000	210,803
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,051
NiSource, Inc.	5.25%	3/30/2028	36,000	36,265
Southwest Gas Corp.	5.45%	3/23/2028	80,000	81,238
Southwest Gas Corp.	5.80%	12/1/2027	89,000	91,130
Total				746,235

Hand/Machine Tools 0.38%
Regal Rexnord Corp.†	6.05%	2/15/2026	187,000	188,064
Regal Rexnord Corp.†	6.05%	4/15/2028	273,000	276,977
Total				465,041

Health Care-Products 0.44%
Baxter International, Inc.	1.322%	11/29/2024	71,000	68,982
Solventum Corp.†	5.40%	3/1/2029	235,000	235,538
Solventum Corp.†	5.45%	2/25/2027	143,000	143,529
Zimmer Biomet Holdings, Inc.	5.35%	12/1/2028	91,000	92,357
Total				540,406

Health Care-Services 0.99%
Centene Corp.	2.45%	7/15/2028	130,000	115,412
Centene Corp.	4.25%	12/15/2027	687,000	655,556
HCA, Inc.	5.25%	4/15/2025	237,000	236,066
HCA, Inc.	5.25%	6/15/2026	18,000	17,953
HCA, Inc.	5.375%	2/1/2025	52,000	51,862
Humana, Inc.	5.70%	3/13/2026	78,000	77,930
IQVIA, Inc.	6.25%	2/1/2029	63,000	65,466
Total				1,220,245

Home Builders 0.04%
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	44,517

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	50,567

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 3.38%
Aon Corp.	8.205%		1/1/2027	$100,000	$107,869
Aon North America, Inc.	5.125%		3/1/2027	60,000	60,380
Aon North America, Inc.	5.15%		3/1/2029	167,000	168,039
Athene Global Funding†	5.339%		1/15/2027	125,000	124,516
Athene Global Funding†	5.516%		3/25/2027	138,000	138,198
Athene Global Funding†	5.583%		1/9/2029	117,000	117,844
Athene Global Funding†	5.684%		2/23/2026	99,000	99,418
Brighthouse Financial Global Funding†	1.55%		5/24/2026	256,217	234,634
CNO Financial Group, Inc.	5.25%		5/30/2025	119,000	118,404
CNO Global Funding†	1.75%		10/7/2026	150,000	136,820
Corebridge Global Funding†	5.20%		1/12/2029	70,000	70,126
Corebridge Global Funding†	5.75%		7/2/2026	51,000	51,080
Equitable Financial Life Global Funding†	1.40%		7/7/2025	143,000	135,650
Equitable Financial Life Global Funding†	5.45%		3/3/2028	138,000	137,810
F&G Annuities & Life, Inc.	7.40%		1/13/2028	155,000	161,129
F&G Global Funding†	0.90%		9/20/2024	59,000	57,580
F&G Global Funding†	1.75%		6/30/2026	332,000	301,213
F&G Global Funding†	2.30%		4/11/2027	114,000	102,469
F&G Global Funding†	5.15%		7/7/2025	307,000	302,443
GA Global Funding Trust†	0.80%		9/13/2024	300,000	293,564
GA Global Funding Trust†	3.85%		4/11/2025	372,000	365,143
GA Global Funding Trust†	5.50%		1/8/2029	163,000	163,734
Jackson Financial, Inc.	5.17%		6/8/2027	46,000	45,963
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	145,519
Jackson National Life Global Funding†	5.50%		1/9/2026	150,000	149,431
Jackson National Life Global Funding†	6.516% (SOFR + 1.15%	)#	6/28/2024	245,000	245,464
MGIC Investment Corp.	5.25%		8/15/2028	59,000	57,370
Mutual of Omaha Cos Global Funding†	5.80%		7/27/2026	50,000	50,481
Total					4,142,291

Leisure Time 0.25%
NCL Corp. Ltd.†	3.625%		12/15/2024	212,000	209,014
Royal Caribbean Cruises Ltd.†	8.25%		1/15/2029	88,000	93,215
Total					302,229

Lodging 0.28%
Hyatt Hotels Corp.	1.80%		10/1/2024	57,000	55,809
Hyatt Hotels Corp.	5.75%		1/30/2027	81,000	82,288
Las Vegas Sands Corp.	3.50%		8/18/2026	212,000	200,808
Total					338,905

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.47%
Weir Group PLC (United Kingdom)†(b)	2.20%	5/13/2026	$616,000	$571,974

Machinery-Diversified 0.02%
AGCO Corp.	5.45%	3/21/2027	28,000	28,137

Media 0.27%
AMC Networks, Inc.	4.75%	8/1/2025	35,000	34,978
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	123,993
FactSet Research Systems, Inc.	2.90%	3/1/2027	52,000	48,914
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	125,761
Total				333,646

Mining 1.52%
Anglo American Capital PLC (United Kingdom)†(b)	3.625%	9/11/2024	200,000	197,733
Anglo American Capital PLC (United Kingdom)†(b)	4.50%	3/15/2028	200,000	193,898
Anglo American Capital PLC (United Kingdom)†(b)	4.75%	4/10/2027	200,000	196,060
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	200,000	195,777
Freeport-McMoRan, Inc.	4.55%	11/14/2024	226,000	224,427
Glencore Funding LLC†	1.625%	4/27/2026	26,000	24,117
Glencore Funding LLC†	3.875%	10/27/2027	34,000	32,637
Glencore Funding LLC†	4.00%	3/27/2027	407,000	393,604
Glencore Funding LLC†(a)	5.338%	4/4/2027	163,000	162,968
Glencore Funding LLC†(a)	5.371%	4/4/2029	162,000	162,378
Glencore Funding LLC†	6.125%	10/6/2028	85,000	87,889
Total				1,871,488

Miscellaneous Manufacturing 0.16%
Parker-Hannifin Corp.	3.65%	6/15/2024	53,000	52,772
Trinity Industries, Inc.	4.55%	10/1/2024	141,000	139,720
Total				192,492

Oil & Gas 6.07%
Apache Corp.	4.375%	10/15/2028	370,000	350,741
California Resources Corp.†	7.125%	2/1/2026	179,000	180,184
Canadian Natural Resources Ltd. (Canada)(b)	3.85%	6/1/2027	79,000	76,211
Chesapeake Energy Corp.†	5.50%	2/1/2026	159,000	158,088
Chord Energy Corp.†	6.375%	6/1/2026	116,000	116,570
Civitas Resources, Inc.†	5.00%	10/15/2026	200,000	195,687
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	608,670
Continental Resources, Inc.	3.80%	6/1/2024	241,000	240,046
Continental Resources, Inc.	4.375%	1/15/2028	209,000	202,045

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	$99,000	$98,827
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,327
Ecopetrol SA (Colombia)(b)	5.375%	6/26/2026	122,000	120,046
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	120,000	121,048
EQT Corp.†	3.125%	5/15/2026	243,000	230,925
EQT Corp.	5.70%	4/1/2028	82,000	82,833
EQT Corp.	6.125%	2/1/2025	133,000	133,248
HF Sinclair Corp.†	5.00%	2/1/2028	201,000	195,371
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	222,000	218,535
Marathon Oil Corp.	5.30%	4/1/2029	117,000	116,825
Matador Resources Co.	5.875%	9/15/2026	282,000	282,206
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	182,000	184,830
Neptune Energy Bondco PLC (United Kingdom)†(b)	6.625%	5/15/2025	375,000	375,230
Occidental Petroleum Corp.	6.375%	9/1/2028	325,000	337,780
Ovintiv, Inc.	5.375%	1/1/2026	250,000	249,138
Ovintiv, Inc.	5.65%	5/15/2025	76,000	76,031
Ovintiv, Inc.	5.65%	5/15/2028	139,000	141,373
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	145,000	137,142
PDC Energy, Inc.	5.75%	5/15/2026	338,000	337,644
Permian Resources Operating LLC†	6.875%	4/1/2027	54,000	54,054
Permian Resources Operating LLC†	7.75%	2/15/2026	142,000	143,941
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	460,000	434,212
Range Resources Corp.	8.25%	1/15/2029	12,000	12,491
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	118,000	122,153
SM Energy Co.	5.625%	6/1/2025	154,000	153,374
SM Energy Co.	6.75%	9/15/2026	129,000	129,217
Strathcona Resources Ltd. (Canada)†(b)	6.875%	8/1/2026	183,000	183,457
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	103,000	108,220
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	200,000	190,345
Viper Energy, Inc.†	5.375%	11/1/2027	130,000	127,339
Total				7,451,404

Oil & Gas Services 0.17%
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	200,000	205,412

Pharmaceuticals 0.98%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	292,611
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	231,669

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC†	6.125%	11/21/2026	$200,000	$201,711
Bayer U.S. Finance LLC†	6.25%	1/21/2029	400,000	407,178
Cigna Group	5.685%	3/15/2026	69,000	68,994
Total				1,202,163

Pipelines 1.91%
Buckeye Partners LP	3.95%	12/1/2026	181,000	173,164
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	55,000	55,023
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	272,048
DCP Midstream Operating LP	5.375%	7/15/2025	50,000	49,844
Enbridge, Inc. (Canada)(b)	5.90%	11/15/2026	75,000	76,414
Energy Transfer LP†	5.625%	5/1/2027	177,000	176,473
Energy Transfer LP†	6.00%	2/1/2029	183,000	184,742
EnLink Midstream LLC†	5.625%	1/15/2028	58,000	57,487
Kinder Morgan, Inc.	5.00%	2/1/2029	153,000	152,466
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	90,637
ONEOK, Inc.	5.55%	11/1/2026	64,000	64,606
ONEOK, Inc.	5.65%	11/1/2028	64,000	65,458
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	58,000	57,273
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	100,000	99,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	175,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	245,035
Western Midstream Operating LP	4.75%	8/15/2028	65,000	63,281
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,478
Williams Cos., Inc.	4.90%	3/15/2029	115,000	114,294
Williams Cos., Inc.	5.30%	8/15/2028	87,000	87,786
Williams Cos., Inc.	5.40%	3/2/2026	39,000	39,119
Total				2,340,626

REITS 2.08%
American Tower Corp.	1.60%	4/15/2026	202,000	187,656
American Tower Corp.	3.60%	1/15/2028	261,000	246,913
American Tower Corp.	3.65%	3/15/2027	125,000	119,866
American Tower Corp.	5.25%	7/15/2028	82,000	82,049
American Tower Corp.	5.50%	3/15/2028	123,000	124,097
Crown Castle, Inc.	3.65%	9/1/2027	94,000	89,139
Crown Castle, Inc.	4.80%	9/1/2028	70,000	68,672
Crown Castle, Inc.	5.00%	1/11/2028	74,000	73,256
EPR Properties	4.50%	6/1/2027	70,000	66,651

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
EPR Properties	4.75%	12/15/2026	$171,000	$165,609
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	79,000	78,364
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	187,000	176,323
Kite Realty Group Trust	4.00%	3/15/2025	72,000	70,697
Prologis Targeted U.S. Logistics Fund LP†	5.25%	4/1/2029	60,000	59,870
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	189,000	184,976
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	168,815
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	100,000	96,217
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	111,000	107,753
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	248,000	244,410
Vornado Realty LP	2.15%	6/1/2026	46,000	41,837
Vornado Realty LP	3.50%	1/15/2025	97,000	94,854
Total				2,548,024

Retail 0.28%
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	175,000	176,943
Walgreens Boots Alliance, Inc.	3.45%	6/1/2026	170,000	162,196
Total				339,139

Semiconductors 0.37%
Entegris, Inc.†	4.75%	4/15/2029	121,000	116,095
Microchip Technology, Inc.	4.25%	9/1/2025	59,000	58,053
Micron Technology, Inc.	4.185%	2/15/2027	29,000	28,268
Micron Technology, Inc.	5.375%	4/15/2028	22,000	22,225
Qorvo, Inc.	1.75%	12/15/2024	30,000	29,169
SK Hynix, Inc. (South Korea)†(b)	5.50%	1/16/2027	200,000	200,229
Total				454,039

Shipbuilding 0.10%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	124,924

Software 0.17%
Concentrix Corp.	6.65%	8/2/2026	59,000	59,474
Oracle Corp.	2.30%	3/25/2028	104,000	93,947
Take-Two Interactive Software, Inc.	4.95%	3/28/2028	59,000	58,797
Total				212,218

Telecommunications 0.82%
AT&T, Inc.	5.539%	2/20/2026	173,000	172,911
Motorola Solutions, Inc.	5.00%	4/15/2029	48,000	47,783
NBN Co. Ltd. (Australia)†(b)	5.75%	10/6/2028	200,000	206,905
Sprint Capital Corp.	6.875%	11/15/2028	190,000	202,622

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
Sprint LLC	7.125%		6/15/2024	$114,000	$114,267
Telecom Italia SpA (Italy)†(b)	5.303%		5/30/2024	200,000	199,049
T-Mobile USA, Inc.	3.75%		4/15/2027	70,000	67,434
Total					1,010,971

Toys/Games/Hobbies 0.27%
Hasbro, Inc.	3.90%		11/19/2029	352,000	326,908

Transportation 0.05%
Ryder System, Inc.	5.30%		3/15/2027	59,000	59,441

Trucking & Leasing 0.92%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	118,000	117,914
GATX Corp.	5.40%		3/15/2027	50,000	50,369
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	45,682
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	263,356
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	151,185
Penske Truck Leasing Co. LP/PTL Finance Corp.†(a)	5.35%		3/30/2029	59,000	59,066
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	239,000	246,058
SMBC Aviation Capital Finance DAC (Ireland)†(b)	5.45%		5/3/2028	200,000	200,664
Total					1,134,294
Total Corporate Bonds (cost $78,475,576)					78,433,040

FLOATING RATE LOANS(d) 4.61%

Airlines 0.03%
Mileage Plus Holdings LLC 2020 Term Loan B	10.733% (3 mo. USD Term SOFR + 5.25%	)	6/21/2027	36,563	37,697

Diversified Financial Services 0.78%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.177% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	337,134	337,251
Jane Street Group LLC 2024 Term Loan B	7.942% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	249,356	249,761
NFP Corp. 2020 Term Loan	8.695% (1 mo. USD Term SOFR + 3.25%	)	2/16/2027	184,519	184,958
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(b)	7.564% (3 mo. USD Term SOFR + 2.00%	)	11/5/2028	181,654	182,234
Total					954,204

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.24%
Energizer Holdings, Inc. 2020 Term Loan	7.693% (1 mo. USD Term SOFR + 2.25%	)	12/22/2027	$298,227	$298,451

Food 0.15%
U.S. Foods, Inc. 2019 Term Loan B	7.442% (1 mo. USD Term SOFR + 2.00%	)	9/13/2026	178,958	179,539

Health Care Services 0.34%
DaVita, Inc. 2020 Term Loan B	7.192% (1 mo. USD Term SOFR + 1.75%	)	8/12/2026	269,726	270,027
HCA, Inc. 2021 Term Loan A	6.802% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	150,149	150,524
Total					420,551

Health Services 0.36%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.443% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	442,000	442,276

Housing 0.10%
SRS Distribution, Inc. 2021 Term Loan B	–	(e)	6/2/2028	122,000	122,982

Internet 0.53%
Gen Digital, Inc. 2021 Term Loan A	–	(e)	9/10/2027	320,724	320,289
Match Group, Inc. 2020 Term Loan B	7.233% (3 mo. USD Term SOFR + 1.75%	)	2/13/2027	325,000	325,000
Total					645,289

Leisure Time 0.04%
Carnival Corp. 2023 Term Loan B	8.319% (1 mo. USD Term SOFR + 3.00%	)	8/8/2027	54,588	54,735

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.179% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	291,646	292,501

Manufacturing 0.34%
DirecTV Financing LLC Term Loan	10.445% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	164,421	164,832
Virgin Media Bristol LLC USD Term Loan N	7.94% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	250,000	246,595
Total					411,427

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.31%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	$383,114	$383,455

Pharmaceuticals 0.15%
Elanco Animal Health, Inc. Term Loan B	7.176% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	181,493	181,054

Pipelines 0.09%
Buckeye Partners LP 2024 Term Loan B3	7.33% (1 mo. USD Term SOFR + 2.00%	)	11/1/2026	106,936	107,255

Real Estate Investment Trusts 0.51%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.427% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	628,665	624,736

Retail 0.18%
KFC Holding Co. 2021 Term Loan B	7.191% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	223,720	223,870

Software 0.22%
SS&C European Holdings SARL 2018 Term Loan B4 (Luxembourg)(b)	–	(e)	4/16/2025	133,326	133,490
SS&C Technologies, Inc. 2018 Term Loan B3	–	(e)	4/16/2025	140,894	141,067
Total					274,557
Total Floating Rate Loans (cost $5,658,385)					5,654,579

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.09%

Romania
Romania Government International Bonds† (cost $109,435)	5.875%		1/30/2029	110,000	110,179

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,255	2,009
Government National Mortgage Association Series 2014-78 Class IO(g)	0.007%	#(f)	3/16/2056	10,689	9
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,770	9,492
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	8,794	8,294
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	28,817	25,625

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	$6,835	$6,385
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,909	12,241
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $71,092)					64,055

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.03%
Federal Home Loan Mortgage Corp.	5.823% (1Yr. RFUCCT + 1.85%	)#	6/1/2042	1,463	1,505
Federal Home Loan Mortgage Corp.	5.876% (1Yr. RFUCCT + 1.79%	)#	6/1/2041	3,569	3,674
Federal Home Loan Mortgage Corp.	6.143% (1Yr. RFUCCT + 1.89%	)#	12/1/2040	1,966	1,974
Federal National Mortgage Association	5.655% (1Yr. RFUCCT + 1.78%	)#	10/1/2036	8,031	8,261
Federal National Mortgage Association	5.866% (1Yr. RFUCCT + 1.72%	)#	6/1/2042	1,463	1,509
Federal National Mortgage Association	5.887% (1Yr. RFUCCT + 1.79%	)#	3/1/2042	1,559	1,609
Federal National Mortgage Association	6.048% (1Yr. RFUCCT + 1.81%	)#	1/1/2042	7,828	8,066
Federal National Mortgage Association	6.059% (1Yr. RFUCCT + 1.81%	)#	10/1/2040	122	126
Federal National Mortgage Association	6.061% (1Yr. RFUCCT + 1.81%	)#	12/1/2040	234	241
Federal National Mortgage Association	6.076% (1Yr. RFUCCT + 1.82%	)#	12/1/2040	476	491
Federal National Mortgage Association	6.164% (1Yr. RFUCCT + 1.81%	)#	4/1/2040	4,510	4,645
Federal National Mortgage Association	7.517% (1Yr. RFUCCT + 1.60%	)#	10/1/2045	542	557
Federal National Mortgage Association	7.577% (1Yr. RFUCCT + 1.60%	)#	12/1/2045	944	971
Federal National Mortgage Association	7.687% (1Yr. RFUCCT + 1.60%	)#	12/1/2045	5,348	5,507
Total Government Sponsored Enterprises Pass-Throughs (cost $39,515)					39,136

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.51%
Bank Series 2023-5YR2 Class A3	6.656%	#(f)	7/15/2056	150,000	158,374
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	280,000	295,268
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.245% (1 mo. USD Term SOFR + 0.92%	)#	3/15/2037	200,000	192,239

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	$120,000	$123,676
Benchmark Mortgage Trust Series 2024-V6 Class A3(a)	5.926%		3/15/2029	600,000	619,988
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(f)	11/15/2056	110,000	118,993
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.29% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	137,892	136,626
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.128% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	156,386	155,315
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.767% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	180,000	180,493
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.692% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	380,000	380,755
BX Trust Series 2022-LBA6 Class A†	6.325% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	149,318
BX Trust Series 2022-PSB Class A†	7.776% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	174,252	175,558
BX Trust Series 2024-CNYN Class A†(a)	6.742% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2029	200,000	200,313
BXHPP Trust Series 2021-FILM Class A†	6.09% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	280,000	269,703
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.074%	#(f)	11/10/2049	172,386	3,570
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.638%	#(f)	12/10/2054	169,110	2,409
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	875	870
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.326%	#(f)	6/10/2048	853,581	2,511
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	280,000	267,663
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.075%	#(f)	9/10/2047	2,000,000	693
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	4,469	4,442
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	184,000	183,095
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(g)	0.373%	#(f)	7/10/2050	59,385	166

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.357%	#(f)	8/10/2049	$45,349	$974
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.54%	#(f)	9/15/2037	978,382	4,458
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(f)	4/25/2066	47,998	39,231
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.856%	#(f)	1/15/2049	593,708	15,994
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.407%	#(f)	8/10/2049	157,712	3,979
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	5,905	5,600
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.014%	#(f)	12/10/2036	3,140,000	3,871
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.42% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	248,198	252,897
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.17% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	85,108	84,756
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.52% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	191,860	195,289
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.52% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	119,579	119,812
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.87% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	229,938	236,153
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	248,885	255,736
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.82% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	120,354	122,771
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.111%	#(f)	2/10/2037	1,590,000	6,223

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.69% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	$100,000	$98,438
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.591% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	100,000	93,270
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.341% (1 mo. USD Term SOFR + 6.01%	)#	5/15/2026	100,000	33,537
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.18%	#(f)	11/10/2048	1,082,000	3,761
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	100,000	84,015
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	100,000	68,044	(h)
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	100,000	54,251
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	100,000	25,937
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.252%	#(f)	8/5/2034	796,237	141
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	71,034
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.57%	#(f)	12/15/2049	764,718	8,849
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	0.985%	#(f)	9/15/2050	867,248	19,811
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.823% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	90,000	61,200
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.523% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	24,000	14,628
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.923% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	18,000	10,081
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	8.19% (1 mo. USD Term SOFR + 2.86%	)#	12/15/2036	420,000	60,875
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(g)	0.914%	#(f)	1/15/2048	591,732	1,256
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.419%	#(f)	7/15/2048	676,094	2,798
KIND Trust Series 2021-KIND Class A†	6.395% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	158,700	155,902
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.621% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	150,000	148,856

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.66%	#(f)	3/10/2049	$507,891	$5,499
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	43,230	42,611
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(g)	0.541%	#(f)	7/15/2050	344,399	1,522
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.263%	#(f)	11/15/2049	771,313	18,491
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	3,270	3,222
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	0.88%	#(f)	8/15/2049	1,000,000	18,698
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	3,583	3,420
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.727% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	300,000	297,213
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,628
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.394% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	55,392	54,911
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.305%	#(f)	2/15/2041	4,149,000	61,588
Shops at Crystals Trust Series 2016-CSTL Class XB†(g)	0.203%	#(f)	7/5/2036	1,000,000	4,385
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.326% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	149,181
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(c)	5/25/2065	19,045	18,051
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(f)	2/25/2064	29,016	25,796
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(f)	4/25/2064	38,279	34,141
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.014%	#(f)	6/15/2048	2,000,000	1,138
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(g)	0.645%	#(f)	9/15/2048	794,824	4,694
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.71%	#(f)	8/15/2049	887,871	25,440
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,650,248)					6,758,095

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 0.63%
U.S. Treasury Inflation-Indexed Notes(i) (cost $761,126)	0.25%	1/15/2025	$786,354	$772,974
Total Long-Term Investments (cost $122,137,452)				121,116,846

SHORT-TERM INVESTMENTS 1.91%

COMMERCIAL PAPER 0.71%

Retail
Bayer Corp.†	6.372%	7/8/2024	500,000	491,954
Walgreens Boots Alliance, Inc.†	6.525%	4/18/2024	382,000	380,846
Total Commercial Paper (cost $872,788)				872,800

REPURCHASE AGREEMENTS 1.20%
Repurchase Agreement dated 3/28/2024, 5.150% due 4/1/2024 with Barclays Bank PLC collateralized by $1,042,000 of U.S. Treasury Bond at 3.875% due 8/15/2033; value: $1,020,000; proceeds: $1,000,572 (cost $1,000,000)			1,000,000	1,000,000
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $478,700 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $472,969; proceeds: $463,810 (cost $463,665)			463,665	463,665
Total Repurchase Agreements (cost $1,463,665)				1,463,665
Total Short-Term Investments (cost $2,336,453)				2,336,465
Total Investments in Securities 100.63% (cost $124,473,905)				123,453,311
Other Assets and Liabilities – Net(j) (0.63)%				(771,448)
Net Assets 100.00%				$122,681,863

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $67,243,588, which represents 54.81% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at March 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly	)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	3.872%		12-Month USD SOFR Index		5/31/2028	$6,974,000	$50,379	(2)

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly	)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	4.258%		12-Month USD SOFR Index		3/25/2027	$8,752,000	$(159	)(3)
Goldman Sachs(1)	4.264%		12-Month USD SOFR Index		3/31/2026	7,387,000	(23,075)
Goldman Sachs(1)	4.718%		12-Month USD SOFR Index		9/28/2025	8,568,000	(4,345)
Goldman Sachs(1)	5.013%		12-Month USD SOFR Index		3/7/2025	13,055,000	(9,087	)(4)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts								$(36,666)

SOFR Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $75,020, which includes upfront payment of $(24,641). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $280, which includes upfront payment of $121. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $9,017, which includes upfront payment of $(70). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$299,000	$2,342
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	299,000	1,312

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	$600,000	$3,230
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	581,000	6,578
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$13,462

NSA Non-seasonally adjusted.

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	69	Long	$14,120,840	$14,109,422	$(11,418)
U.S. 5-Year Treasury Note	June 2024	93	Short	(9,930,631)	(9,952,453)	(21,822)
Total Unrealized Depreciation on Futures Contracts						$(33,240)

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$29,284,788	$–	$29,284,788
Corporate Bonds	–	78,433,040	–	78,433,040
Floating Rate Loans	–	5,654,579	–	5,654,579
Foreign Government Obligations	–	110,179	–	110,179
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	64,055	–	64,055
Government Sponsored Enterprises Pass-Throughs	–	39,136	–	39,136
Non-Agency Commercial Mortgage-Backed Securities	–	6,690,051	68,044	6,758,095
U.S. Treasury Obligations	–	772,974	–	772,974

Short-Term Investments
Commercial Paper	–	872,800	–	872,800
Repurchase Agreements	–	1,463,665	–	1,463,665
Total	$–	$123,385,267	$68,044	$123,453,311
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$50,379	$–	$50,379
Liabilities	–	(36,666)	–	(36,666)
Centrally Cleared CPI Swap Contracts
Assets	–	13,462	–	13,462
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(33,240)	–	–	(33,240)
Total	$(33,240)	$27,175	$–	$(6,065)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 110.15%

ASSET-BACKED SECURITIES 16.43%

Automobiles 5.63%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$1,640,000	$1,648,689
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,113,606
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,500,000	1,469,709
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	2,675,000	2,680,382
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	3,575,000	3,609,373
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	2,380,000	2,398,131
First Investors Auto Owner Trust Series 2021-1A Class E†	3.35%	4/15/2027	1,000,000	962,901
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	1,244,445	1,243,434
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,795,838	1,784,083
Flagship Credit Auto Trust Series 2023-3 Class C†	6.01%	7/16/2029	1,570,000	1,581,354
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	2,750,000	2,740,834
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,505,000	1,499,120
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	1,300,000	1,297,121
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%	4/15/2026	453,107	451,691
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,319,027
Santander Drive Auto Receivables Trust 2023-2 Class C	5.47%	12/16/2030	1,470,000	1,467,723
Santander Drive Auto Receivables Trust Series 2020-3 Class D	1.64%	11/16/2026	946,014	934,113
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	2,470,000	2,521,384
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	1,980,000	1,981,317
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	1,450,000	1,431,648
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	885,000	884,940
Total				36,020,580

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.46%
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	$9,540,000	$9,314,640

Other 9.34%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,810,000	1,821,468
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,548,924
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	484,205
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.54% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	1,071,713	1,069,202
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.79% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	1,173,500	1,170,383
ARES XL CLO Ltd. Series 2016-40A Class A1RR†	6.446% (3 mo. USD Term SOFR + 1.13%	)#	1/15/2029	404,037	404,481
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	2,409,288	2,407,402
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.323% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	710,000	714,869
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.423% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	1,330,000	1,354,815
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.305% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,950,000	1,959,144
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	1,270,000	1,277,524
Barings CLO Ltd. Series 2019-3A Class A1R†	6.649% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	1,000,000	1,002,302
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.721% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2034	1,370,000	1,367,259
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.756% (3 mo. USD Term SOFR + 1.44%	)#	1/14/2032	765,554	766,881

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1†	6.716% (3 mo. USD Term SOFR + 1.40%	)#	4/15/2034	$2,860,000	$2,865,968
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.318% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	1,100,000	1,108,174
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	1,290,000	1,289,608
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.778% (3 mo. USD Term SOFR + 1.46%	)#	10/17/2031	640,000	641,718
CIFC Funding Ltd. Series 2021-1A Class B†	7.136% (3 mo. USD Term SOFR + 1.81%	)#	4/25/2033	650,000	652,097
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.307% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	820,000	826,174
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.694% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033	1,210,000	1,217,551
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2014-19A Class C†	7.671% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037	940,000	941,171
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.857% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034	1,430,000	1,438,891
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,710,807
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,282,098
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.869% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,199,833	1,189,430
Logan CLO I Ltd. Series 2021-1A Class A†	6.739% (3 mo. USD Term SOFR + 1.42%	)#	7/20/2034	1,040,000	1,039,512
Madison Park Funding Ltd. Series 2024-58A Class D†(a)	9.03% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	960,000	963,600	(b)
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%	)#	7/23/2029	1,623,252	1,623,738

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	$1,210,000	$1,210,000
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.879% (3 mo. USD Term SOFR + 1.56%	)#	4/20/2033	1,134,614	1,132,967
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	510,047	509,228
MF1 LLC Series 2024-FL14 Class A†	7.063% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,430,000	1,433,132
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	346,915	346,918
Neuberger Berman CLO XVII Ltd. Seires 2014-17A Class BR2†	7.079% (3 mo. USD Term SOFR + 1.76%	)#	4/22/2029	1,390,000	1,395,506
OCP CLO Ltd. Series 2014-7A Class A1RR†	6.699% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2029	662,941	664,230
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	2,745,000	2,448,576
Peebles Park CLO Ltd. Series 2024-1A Class B1†	7.304% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037	990,000	990,731
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	1,020,000	1,019,575
RR Ltd. Series 2022-24A Class A2R†	7.747% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	1,410,000	1,418,710
SCF Equipment Leasing LLC Series 2019-2A Class C†	3.11%		6/21/2027	976,701	970,046
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,052,363	994,179
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.849% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2033	2,004,915	2,003,581
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	706,294	577,725
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.279% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	1,610,000	1,609,893
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2†	6.56% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	898,502	900,565

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.568% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	$1,180,000	$1,179,912
Voya CLO Ltd. Series 2018-1A Class A2†	6.871% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	800,000	801,211
Voya CLO Ltd. Series 2018-2A Class A1†	6.576% (3 mo. USD Term SOFR + 1.26%	)#	7/15/2031	1,010,144	1,010,469
Total					59,756,550

Student Loan 0.00%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.044% (1 mo. USD Term SOFR + 0.71%	)#	1/25/2046	7,141	7,138
Total Asset-Backed Securities (cost $105,836,514)					105,098,908

CORPORATE BONDS 45.94%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	766,000	634,184

Aerospace/Defense 0.21%
BAE Systems PLC (United Kingdom)†(c)	5.30%		3/26/2034	1,322,000	1,329,128

Agriculture 1.24%
BAT Capital Corp.	3.222%		8/15/2024	1,937,000	1,918,179
BAT Capital Corp.	5.834%		2/20/2031	601,000	606,493
BAT Capital Corp.	6.343%		8/2/2030	1,635,000	1,704,400
Philip Morris International, Inc.	5.625%		11/17/2029	1,700,000	1,751,552
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	2,000,000	1,966,656
Total					7,947,280

Airlines 0.33%
American Airlines, Inc.†	7.25%		2/15/2028	624,000	634,186
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%		5/15/2034	1,010,413	944,856
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	7.875%		5/1/2027	656,000	555,291
Total					2,134,333

Apparel 0.25%
Tapestry, Inc.	7.35%		11/27/2028	1,522,000	1,604,639

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.97%
Ford Motor Credit Co. LLC	3.375%		11/13/2025	$798,000	$768,102
Ford Motor Credit Co. LLC	4.134%		8/4/2025	732,000	715,711
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,316,000	1,323,857
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	969,224
Hyundai Capital America†	5.40%		1/8/2031	934,000	938,408
Hyundai Capital America†	5.80%		6/26/2025	711,000	712,869
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	742,000	767,882
Total					6,196,053

Banks 12.53%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	651,013
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	3,203,000	2,831,357
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,820,912
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	1,059,000	1,039,993
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,058,492
Barclays PLC (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%	)#	5/7/2025	2,200,000	2,195,580
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039	1,150,000	1,192,200
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	1,914,000	1,841,019
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	1,296,000	1,230,096
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%	)#	2/20/2035	1,217,000	1,226,033
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,108,546
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	4,576,000	4,313,100
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	605,000	603,321
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	1,622,000	1,606,537
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025	1,375,000	1,369,695
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	1,570,000	1,576,018

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	$1,271,000	$1,244,691
Freedom Mortgage Corp.†	12.25%		10/1/2030	556,000	612,058
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	1,782,000	1,850,570
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,372,207
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	2,186,000	2,176,573
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	978,000	909,818
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	516,000	459,225
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,704,182
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	1,931,000	1,886,547
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	760,000	760,022
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	912,000	886,541
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	5,916,000	5,731,313
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	870,808
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	808,000	820,857
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	1,205,000	1,238,282
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	1,456,000	1,505,470
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,338,373
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,336,727
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	2,235,000	2,114,000
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,362,694
UBS AG (Switzerland)(c)	5.125%		5/15/2024	1,399,000	1,396,207
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	1,043,359
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,561,783

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	$869,000	$852,939
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	1,507,000	1,449,371
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	676,491
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	2,400,000	2,417,664
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	2,000,000	2,059,885
Wachovia Corp.	7.574%	(d)	8/1/2026	660,000	691,266
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	1,422,000	1,369,776
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,593,630
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%	)#	10/30/2025	1,573,000	1,543,250
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,781,262
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	412,000	409,579
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034	475,000	489,307
Total					80,180,639

Beverages 0.35%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	1,259,000	1,249,762
Constellation Brands, Inc.	4.80%		1/15/2029	1,008,000	999,937
Total					2,249,699

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	375,000	369,029

Building Materials 0.20%
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	631,000	617,485
Standard Industries, Inc.†	4.375%		7/15/2030	719,000	646,554
Total					1,264,039

Chemicals 0.87%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	2,042,000	2,046,441
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	624,364
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,351,000	2,201,312

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
Rain Carbon, Inc.†	12.25%		9/1/2029	$645,000	$669,876
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	14,000	13,718
Total					5,555,711

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	698,000	632,701

Commercial Services 0.75%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	670,000	615,467
Allied Universal Holdco LLC†	7.875%		2/15/2031	638,000	646,962
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	749,000	645,308
ERAC USA Finance LLC†	5.00%		2/15/2029	1,355,000	1,358,051
Global Payments, Inc.	4.95%		8/15/2027	1,579,000	1,567,281
Total					4,833,069

Computers 0.28%
Leidos, Inc.	5.75%		3/15/2033	825,000	846,089
McAfee Corp.†	7.375%		2/15/2030	1,005,000	922,732
Total					1,768,821

Diversified Financial Services 2.22%
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	1,000,642
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	758,319
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,921,086
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,515,786
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	3,181,000	2,965,021
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	1,300,000	1,255,170
Capital One Financial Corp.	5.70% (SOFR + 1.91%	)#	2/1/2030	880,000	887,709
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	608,000	628,152
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,187,700
Navient Corp.	4.875%		3/15/2028	685,000	639,082
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	886,021
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	549,835
Total					14,194,523

Electric 3.76%
AES Corp.†	3.95%		7/15/2030	1,138,000	1,038,112
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	1,184,563	906,105

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Appalachian Power Co.	5.65%		4/1/2034	$1,003,000	$1,012,734
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	1,320,000	1,269,341
Constellation Energy Generation LLC	6.25%		10/1/2039	1,303,000	1,373,756
Electricite de France SA (France)†(c)	6.25%		5/23/2033	1,871,000	1,961,837
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	977,358
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,796,841
IPALCO Enterprises, Inc.†	5.75%		4/1/2034	870,000	867,763
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	1,049,744	998,914
Minejesa Capital BV (Netherlands)(c)	5.625%		8/10/2037	406,000	369,689
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,015,241
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	1,858,000	1,899,248
NextEra Energy Operating Partners LP†	7.25%		1/15/2029	736,000	753,909
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	508,122
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	1,183,000	1,231,363
Southern Co.	4.475%	(d)	8/1/2024	2,400,000	2,388,305
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,061,000	3,039,277
Vistra Operations Co. LLC†	7.75%		10/15/2031	591,000	619,374
Total					24,027,289

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	1,043,400	982,778

Engineering & Construction 0.43%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	1,687,000	1,325,171
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	776,000	787,640
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	690,000	638,632
Total					2,751,443

Entertainment 0.35%
Cinemark USA, Inc.†	5.875%		3/15/2026	531,000	524,648
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	609,000	592,128
Warnermedia Holdings, Inc.	3.788%		3/15/2025	1,114,000	1,093,577
Total					2,210,353

Environmental Control 0.10%
Veralto Corp.†	5.45%		9/18/2033	641,000	649,302

Food 0.10%
NBM U.S. Holdings, Inc.	7.00%		5/14/2026	611,000	613,822

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.66%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$1,443,000	$1,374,515
National Fuel Gas Co.	5.50%	1/15/2026	1,622,000	1,620,481
Southwest Gas Corp.	4.05%	3/15/2032	1,373,000	1,261,106
Total				4,256,102

Hand/Machine Tools 0.21%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,336,000	1,343,605

Health Care-Products 1.04%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	2,613,000	2,661,794
Revvity, Inc.	0.85%	9/15/2024	1,605,000	1,567,999
Solventum Corp.†	5.45%	3/13/2031	1,284,000	1,281,113
Solventum Corp.†	5.60%	3/23/2034	1,160,000	1,164,313
Total				6,675,219

Health Care-Services 1.69%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,135,132
Centene Corp.	3.375%	2/15/2030	2,313,000	2,048,327
Centene Corp.	4.25%	12/15/2027	869,000	829,225
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,132,000	924,032
DaVita, Inc.†	4.625%	6/1/2030	708,000	634,328
Humana, Inc.	1.35%	2/3/2027	1,608,000	1,448,854
Humana, Inc.	5.875%	3/1/2033	280,000	289,054
LifePoint Health, Inc.†	9.875%	8/15/2030	586,000	613,713
Molina Healthcare, Inc.†	4.375%	6/15/2028	640,000	602,124
UnitedHealth Group, Inc.	5.375%	4/15/2054	1,284,000	1,306,866
Total				10,831,655

Insurance 0.72%
Assurant, Inc.	2.65%	1/15/2032	595,000	489,243
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,657,868
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	708,000	711,407
HUB International Ltd.†	7.375%	1/31/2032	493,000	496,628
Metropolitan Life Global Funding I†	4.05%	8/25/2025	252,000	248,008
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	991,805
Total				4,594,959

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.38%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	$895,000	$922,961
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	1,660,000	1,539,283
Total				2,462,244

Leisure Time 0.26%
Carnival Corp.†	6.00%	5/1/2029	634,000	625,970
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	411,000	414,533
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	583,000	606,137
Total				1,646,640

Lodging 0.30%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	669,000	642,154
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	650,000	619,774
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	670,000	636,514
Total				1,898,442

Machinery-Diversified 0.36%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	2,361,000	2,296,317

Media 0.78%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	700,000	601,486
CSC Holdings LLC†	11.75%	1/31/2029	618,000	619,350
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	658,000	622,903
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,105,000	1,860,422
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	750,000	656,682
Gray Television, Inc.†	7.00%	5/15/2027	680,000	632,979
Total				4,993,822

Mining 0.70%
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	701,000	626,992
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	690,000	686,480
Glencore Funding LLC†	4.875%	3/12/2029	1,115,000	1,098,014
Glencore Funding LLC†(a)	5.634%	4/4/2034	1,449,000	1,453,637
Glencore Funding LLC†	6.375%	10/6/2030	570,000	601,833
Total				4,466,956

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	622,393

Multi-National 0.71%
Inter-American Investment Corp.	4.25%	2/14/2029	4,583,000	4,539,497

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 4.35%
Antero Resources Corp.†	7.625%	2/1/2029	$1,160,000	$1,192,339
Apache Corp.	4.25%	1/15/2030	709,000	657,043
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	838,000	875,771
CITGO Petroleum Corp.†	8.375%	1/15/2029	618,000	649,834
Civitas Resources, Inc.†	8.375%	7/1/2028	884,000	931,702
CNX Resources Corp.†	6.00%	1/15/2029	645,000	632,132
Comstock Resources, Inc.†	6.75%	3/1/2029	968,000	923,997
Continental Resources, Inc.†	5.75%	1/15/2031	4,100,000	4,078,214
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	545,000	556,955
Coterra Energy, Inc.	5.60%	3/15/2034	1,563,000	1,575,362
Crescent Energy Finance LLC†	9.25%	2/15/2028	876,000	925,696
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	592,000	625,231
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	947,000	956,512
EQT Corp.	5.75%	2/1/2034	983,000	980,370
EQT Corp.	7.00%	2/1/2030	3,141,000	3,339,530
Occidental Petroleum Corp.	6.625%	9/1/2030	2,364,000	2,507,164
Ovintiv, Inc.	6.50%	2/1/2038	1,193,000	1,244,183
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	507,000	479,523
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	1,540,000	1,281,692
Rockcliff Energy II LLC†	5.50%	10/15/2029	661,000	619,169
Transocean, Inc.†	8.00%	2/1/2027	922,000	915,781
Valaris Ltd.†	8.375%	4/30/2030	591,000	610,138
Vital Energy, Inc.†	7.875%	4/15/2032	640,000	650,658
Vital Energy, Inc.	10.125%	1/15/2028	577,000	605,867
Total				27,814,863

Oil & Gas Services 0.10%
Kodiak Gas Services LLC†	7.25%	2/15/2029	627,000	639,072

Packaging & Containers 0.34%
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	975,000	958,995
LABL, Inc.†	9.50%	11/1/2028	575,000	582,363
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	632,000	627,680
Total				2,169,038

Pharmaceuticals 0.97%
Bayer U.S. Finance LLC†	6.375%	11/21/2030	1,065,000	1,089,548
Cigna Group	2.40%	3/15/2030	611,000	527,935
CVS Health Corp.	1.75%	8/21/2030	1,631,000	1,340,451

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
CVS Health Corp.	3.25%		8/15/2029	$3,378,000	$3,099,816
CVS Health Corp.	5.05%		3/25/2048	151,000	137,226
Total					6,194,976

Pipelines 2.25%
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	590,016
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	845,000	833,338
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	757,185
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%		8/31/2036	1,650,000	1,412,212
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	657,000	696,441
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,578,012
EQM Midstream Partners LP†	7.50%		6/1/2030	580,000	620,522
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	1,813,000	1,384,969
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	607,000	623,657
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,360,000	1,351,423
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	799,000	819,592
NGPL PipeCo LLC†	3.25%		7/15/2031	1,170,000	1,000,293
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,512,000	1,511,064
Venture Global LNG, Inc.†	8.375%		6/1/2031	1,159,000	1,195,965
Total					14,374,689

REITS 1.56%
American Tower Corp.	2.40%		3/15/2025	949,000	920,245
American Tower Corp.	2.95%		1/15/2025	497,000	486,549
American Tower Corp.	3.80%		8/15/2029	2,150,000	2,007,229
Crown Castle, Inc.	2.10%		4/1/2031	1,001,000	810,677
Crown Castle, Inc.	3.30%		7/1/2030	2,928,000	2,604,180
EPR Properties	4.50%		6/1/2027	522,000	497,026
EPR Properties	4.95%		4/15/2028	732,000	697,276
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	697,000	637,247
VICI Properties LP	6.125%		4/1/2054	479,000	472,933
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	910,000	861,178
Total					9,994,540

Retail 0.60%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%		2/12/2034	1,293,000	1,290,194
Bayer Corp.†	6.65%		2/15/2028	670,000	690,102

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	$636,000	$624,563
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029	646,000	629,419
Staples, Inc.†	7.50%		4/15/2026	635,000	620,355
Total					3,854,633

Semiconductors 0.39%
Broadcom, Inc.†	4.15%		4/15/2032	983,000	912,315
Micron Technology, Inc.	5.30%		1/15/2031	726,000	730,465
SK Hynix, Inc. (South Korea)†(c)	5.50%		1/16/2029	872,000	870,243
Total					2,513,023

Software 0.82%
Cloud Software Group, Inc.†	6.50%		3/31/2029	679,000	644,908
Cloud Software Group, Inc.†	9.00%		9/30/2029	650,000	624,047
Oracle Corp.	2.875%		3/25/2031	2,024,000	1,760,814
Oracle Corp.	6.25%		11/9/2032	1,004,000	1,074,695
Workday, Inc.	3.80%		4/1/2032	1,290,000	1,175,300
Total					5,279,764

Telecommunications 1.21%
Altice France SA (France)†(c)	8.125%		2/1/2027	676,000	528,996
AT&T, Inc.	4.30%		2/15/2030	1,272,000	1,222,793
Frontier Communications Holdings LLC†	5.00%		5/1/2028	673,000	625,175
Frontier Communications Holdings LLC	5.875%		11/1/2029	745,000	630,315
Sprint Capital Corp.	6.875%		11/15/2028	520,000	554,545
T-Mobile USA, Inc.	3.875%		4/15/2030	2,682,000	2,513,240
T-Mobile USA, Inc.	4.85%		1/15/2029	1,650,000	1,638,566
Total					7,713,630

Transportation 0.09%
Rand Parent LLC†	8.50%		2/15/2030	610,000	604,952
Total Corporate Bonds (cost $299,034,996)					293,909,866

FLOATING RATE LOANS(e) 2.43%

Building Materials 0.34%
Emrld Borrower LP Term Loan B	–	(f)	5/31/2030	1,904,449	1,905,877
MI Windows and Doors LLC 2024 Term Loan B2	–	(f)	3/21/2031	300,000	301,782
Total					2,207,659

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.15%
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	–	(f)	2/24/2031	$950,098	$953,067

Diversified Financial Services 0.13%
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	–	(f)	12/19/2030	843,469	846,455

Financial 0.10%
Hudson River Trading LLC 2021 Term Loan	8.445% (1 mo. USD Term SOFR + 3.00%	)	3/20/2028	637,357	633,973

Health Care Services 0.20%
Star Parent, Inc. Term Loan B	–	(f)	9/27/2030	1,290,000	1,283,634

Insurance 0.15%
Asurion LLC 2020 Term Loan B8	8.692% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	954,633	937,583

Internet 0.10%
MH Sub I LLC 2023 Term Loan	9.58% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	642,382	639,315

Lodging 0.23%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.179% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	1,489,229	1,493,592

Media 0.49%
Cengage Learning, Inc. 2024 Term Loan B	9.579% (3 mo. USD Term SOFR + 4.25%	)	3/15/2031	766,000	766,119
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	888,372	889,163
Charter Communications Operating LLC 2023 Term Loan B4	7.329% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	1,490,093	1,476,943
Total					3,132,225

Pipelines 0.30%
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.436% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	948,343	953,004
WhiteWater DBR HoldCo LLC Term Loan B	–	(f)	3/3/2031	949,000	951,766
Total					1,904,770

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.24%
AppLovin Corp. 2024 Term Loan (2030)	–	(f)	8/16/2030	$895,349	$895,908
Cotiviti Corp. 2024 Term Loan	–	(f)	2/21/2031	640,000	639,200
Total					1,535,108
Total Floating Rate Loans (cost $15,578,415)					15,567,381

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.67%

Brazil 0.14%
Brazil Government International Bonds	6.125%		3/15/2034	897,000	888,664

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	955,000	978,304

Japan 0.65%
Development Bank of Japan, Inc.†	1.25%		10/20/2026	2,066,000	1,889,148
Japan International Cooperation Agency	2.125%		10/20/2026	2,394,000	2,238,522
Total					4,127,670

Mexico 0.23%
Mexico Government International Bonds	4.875%		5/19/2033	1,560,000	1,480,635

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	640,000	547,106

Sweden 0.31%
Svensk Exportkredit AB	4.25%		2/1/2029	2,015,000	2,000,584

Turkey 0.10%
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028	642,000	645,165
Total Foreign Government Obligations (cost $10,706,316)					10,668,128

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.57%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	1,648,000	1,419,284
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(g)	8/25/2032	2,510,000	2,248,118
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,691,271)					3,667,402

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.19%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,877,431	1,498,427
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 7/1/2051	3,147,463	2,643,099
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	2,033,935	1,777,980

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	$987,030	$909,426
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,500,862	2,414,385
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	5,353,431	5,289,023
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	5,606,663	4,478,969
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	27,640,402	23,325,604
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	4,378,642	3,849,297
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,641,998	3,315,565
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	4,216,664	3,957,520
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	3,746,382	3,706,065
Federal National Mortgage Association	5.887% (1Yr. RFUCCT + 1.79%	)#	3/1/2042	70,138	72,391
Government National Mortgage Association(h)	2.00%		TBA	1,644,000	1,347,135
Government National Mortgage Association(h)	2.50%		TBA	4,269,000	3,639,158
Government National Mortgage Association(h)	3.00%		TBA	8,750,000	7,722,462
Government National Mortgage Association(h)	3.50%		TBA	4,552,000	4,145,318
Government National Mortgage Association(h)	4.00%		TBA	5,367,000	5,023,773
Government National Mortgage Association(h)	4.50%		TBA	5,702,000	5,479,537
Government National Mortgage Association(h)	5.00%		TBA	9,675,000	9,511,951
Government National Mortgage Association(h)	5.50%		TBA	7,642,000	7,632,771
Government National Mortgage Association(h)	6.00%		TBA	4,017,000	4,049,442
Government National Mortgage Association(h)	6.50%		TBA	993,000	1,008,911
Uniform Mortgage-Backed Security(h)	2.00%		TBA	3,643,000	2,885,605
Uniform Mortgage-Backed Security(h)	2.50%		TBA	1,461,000	1,208,683
Uniform Mortgage-Backed Security(h)	3.00%		TBA	847,000	728,797
Uniform Mortgage-Backed Security(h)	4.00%		TBA	1,506,000	1,395,382
Uniform Mortgage-Backed Security(h)	5.00%		TBA	1,600,000	1,561,311
Uniform Mortgage-Backed Security(h)	5.50%		TBA	3,840,000	3,869,664
Uniform Mortgage-Backed Security(h)	6.00%		TBA	7,398,000	7,508,084
Uniform Mortgage-Backed Security(h)	6.50%		TBA	5,885,000	6,010,801
Uniform Mortgage-Backed Security(h)	7.00%		TBA	3,513,000	3,617,869
Total Government Sponsored Enterprises Pass-Throughs (cost $139,110,690)					135,584,405

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.12%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	$52,790	$50,091
Bank Series 2022-BNK44 Class A5	5.745%	#(g)	11/15/2055	1,530,000	1,612,895
Bank Series 2023-5YR2 Class A3	6.656%	#(g)	7/15/2056	760,000	802,430
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	1,270,000	1,339,252
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.75% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	288,000	100,964
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	580,000	597,765
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.872% (1 mo. USD Term SOFR + 1.55%	)#	7/15/2035	1,080,000	1,079,137
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(g)	11/15/2056	1,320,000	1,427,912
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	1,130,000	1,164,580
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(g)	3/25/2060	1,184,629	1,107,018
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.128% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	421,460	418,575
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.767% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,570,000	1,574,301
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.692% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	820,000	821,629
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(g)	1/25/2055	1,176,813	1,188,747
CIM Trust Series 2021-J3 Class A1†	2.50%	#(g)	6/25/2051	2,028,114	1,638,500
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	1,460,000	1,411,315
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	1,228,000	1,186,244
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	627,173	625,887
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(g)	2/25/2050	167,345	154,242
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.195% (1 mo. USD Term SOFR + 0.87%	)#	10/15/2038	560,989	558,233

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3 Class M2†	7.42% (30 day USD SOFR Average + 2.10%	)#	10/25/2033	$1,040,000	$1,058,935
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.82% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	1,470,000	1,497,399
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.67% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	680,000	711,528
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.97% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	818,136	840,536
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.17% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,472,785	1,491,430
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.62% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,660,883	1,697,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.569% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,280,000	1,282,173
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.621% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	907,787	927,027
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.871% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	776,940	828,857
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.271% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	403,892	407,837
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.62% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,057,997	1,083,812

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.82% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	$1,243,655	$1,268,634
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(g)	6/25/2051	1,423,046	1,146,976
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	1,302,714	1,049,989
GCAT Trust Series 2024-INV1 Class 1A2†	5.50%	#(g)	1/25/2054	1,384,818	1,363,552
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.091% (1 mo. USD Term SOFR + 4.76%	)#	5/15/2026	1,230,000	474,300
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	1,072,283	864,261
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(g)	1/25/2052	1,659,136	1,337,265
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	2,575,766	2,162,764
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(g)	2/25/2053	1,172,960	1,024,429
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.642% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	542,000	516,586
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(g)	4/25/2052	1,141,520	920,066
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	2,529,199	2,123,663
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	1,070,923	899,210
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	882,239	740,779
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(i)	0.541%	#(g)	7/15/2050	13,775,954	60,883
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(g)	1/26/2060	61,273	56,149
PFP Ltd. Series 2023-10 Class A†	7.692% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	1,050,000	1,052,602
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.971% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	1,735,485	1,738,739
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	26,435	25,302

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	$14,830	$13,930
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(g)	4/25/2065	309,957	293,346
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	92,601	88,656
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(d)	5/25/2065	403,345	379,469
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(g)	2/25/2066	815,823	707,275
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	216,268	198,057
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(g)	9/25/2051	922,580	743,600
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,217,176)					51,936,936

U.S. TREASURY OBLIGATIONS 13.80%
U.S. Treasury Bonds	3.875%		2/15/2043	10,532,000	9,739,220
U.S. Treasury Bonds	4.25%		2/15/2054	5,732,000	5,638,407
U.S. Treasury Bonds	4.375%		8/15/2043	18,140,000	17,930,256
U.S. Treasury Notes	4.25%		2/28/2029	23,469,500	23,504,338
U.S. Treasury Notes	4.50%		3/31/2026	7,371,200	7,353,060
U.S. Treasury Notes(j)	4.625%		2/28/2026	24,156,000	24,138,072
Total U.S. Treasury Obligations (cost $88,824,035)					88,303,353
Total Long-Term Investments (cost $715,999,413)					704,736,379

SHORT-TERM INVESTMENTS 5.39%

U.S. TREASURY OBLIGATIONS 0.90%
U.S. Treasury Bills (Cost $5,744,500)	Zero Coupon		4/4/2024	5,747,000	5,744,516

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 4.49%
Repurchase Agreement dated 3/28/2024, 5.390% due 4/1/2024 with Barclays Bank PLC collateralized by $23,588,000 of U.S. Treasury Note at 5.000% due 9/30/2025; value: $24,249,214; proceeds: $23,787,977 (cost $23,773,739)			$23,773,739	$23,773,739
Repurchase Agreement dated 3/28/2024, 5.340% due 4/1/2024 with JPMorgan Chase & Co. collateralized by $4,918,000 of U.S. Treasury Bond at 4.500% due 11/15/2033; value: $5,103,979; proceeds: $5,002,967 (cost $5,000,000)			5,000,000	5,000,000
Total Repurchase Agreements (cost $28,773,739)				28,773,739
Total Short-Term Investments (cost $34,518,239)				34,518,255
Total Investments in Securities 115.54% (cost $750,517,652)				739,254,634
Other Assets and Liabilities – Net(k) (15.54)%				(99,450,786)
Net Assets 100.00%				$639,803,848

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $263,678,982, which represents 41.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security has been fully or partially segregated for open reverse repurchase agreements as of March 31, 2024.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and reverse repurchase agreement as follows:

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2024	59	Short	$(6,808,938)	$(6,761,953)	$46,985
U.S. Ultra Treasury Bond	June 2024	318	Long	40,167,865	41,022,000	854,135
Total Unrealized Appreciation on Futures Contracts						$901,120

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	519	Long	$106,287,657	$106,127,391	$(160,266)

Reverse Repurchase Agreement Payables as of March 31, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$23,773,739	$24,156,000 principal, U.S. Treasury Notes at 4.625% due 2/28/2026, $24,138,072 fair value	4.940%	3/28/2024	4/1/2024	$23,786,788

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $13,049.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$58,792,950	$963,600	$59,756,550
Remaining Industries	–	45,342,358	–	45,342,358
Corporate Bonds	–	293,909,866	–	293,909,866
Floating Rate Loans	–	15,567,381	–	15,567,381
Foreign Government Obligations	–	10,668,128	–	10,668,128
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	3,667,402	–	3,667,402
Government Sponsored Enterprises
Pass-Throughs	–	135,584,405	–	135,584,405
Non-Agency Commercial
Mortgage-Backed Securities	–	51,936,936	–	51,936,936
U.S. Treasury Obligations	–	88,303,353	–	88,303,353
Short-Term Investments
U.S. Treasury Obligations	–	5,744,516	–	5,744,516
Repurchase Agreements	–	28,773,739	–	28,773,739
Total	$–	$738,291,034	$963,600	$739,254,634

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$901,120	$–	$–	$901,120
Liabilities	(160,266)	–	–	(160,266)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(23,786,788)	–	(23,786,788)
Total	$740,854	$(23,786,788)	$–	$(23,045,934)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

132	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

133

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

134

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$1,440,922	$1,463,786
Developing Growth Portfolio	654,836	658,384

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2024:

Affiliated Issuer	Value at 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 3/31/2024	Shares as of 3/31/2024	Dividend Income	Percent Ownership at 3/31/2024
Lord Abbett Private Credit Fund 1, LP	–	$746,854	–	–	–	$746,854	746,854	–	0.07%

135

QPHR-SERIES-1Q

(05/24)